                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
       (Address of principal executive offices)                   (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30

Date of reporting period: 06/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE STRATEGIC ALLOCATION FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (67.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
Ceradyne                                                 1,675(b)             $57,453
General Dynamics                                        57,221              4,818,008
Teledyne Technologies                                      866(b)              42,252
United Technologies                                    177,361             10,943,174
                                                                      ---------------
Total                                                                      15,860,887
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
CH Robinson Worldwide                                   19,636              1,076,838
United Parcel Service Cl B                              26,663              1,638,975
                                                                      ---------------
Total                                                                       2,715,813
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Air France-KLM                                          18,648(c)             447,437
Alaska Air Group                                        10,882(b)             166,930
AMR                                                     22,295(b)             114,150
Continental Airlines Cl B                               11,921(b)             120,521
Delta Air Lines                                          7,762(b)              44,243
Hawaiian Holdings                                       16,627(b)             115,558
Northwest Airlines                                      24,750(b)             164,835
Qantas Airways                                         116,456(c)             339,405
Singapore Airlines                                      90,533(c)             978,340
SkyWest                                                  5,690                 71,979
UAL                                                     11,456                 59,800
US Airways Group                                        13,537(b)              33,843
                                                                      ---------------
Total                                                                       2,657,041
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.3%)
Aisin Seiki                                             15,200(c)             498,173
ArvinMeritor                                             4,265                 53,227
Bridgestone                                             46,700(c)             713,827
Cooper Tire & Rubber                                     4,632                 36,315
Exide Technologies                                       2,672(b)              44,783
GKN                                                     66,387(c)             294,902
Goodyear Tire & Rubber                                   4,102(b)              73,139
Johnson Controls                                        79,874              2,290,786
Lear                                                     3,890(b)              55,160
Michelin Series B                                        7,227(c)             519,300
Modine Mfg                                               5,660                 70,014
Nokian Renkaat                                           6,889(c)             330,804
TRW Automotive Holdings                                  7,001(b)             129,308
Valeo                                                    8,454(c)             271,523
                                                                      ---------------
Total                                                                       5,381,261
-------------------------------------------------------------------------------------


AUTOMOBILES (1.5%)
BMW                                                     37,656(c)           1,746,060
Daimler                                                 43,937(c)           2,717,169
Ford Motor                                             470,218(b)           2,261,749
Fuji Heavy Inds                                         83,000(c)             406,480
General Motors                                         202,903(k)           2,333,385
Harley-Davidson                                         77,164              2,797,967
Honda Motor                                            214,600(c)           7,296,157
Nissan Motor                                           165,400(c)           1,366,131
Peugeot                                                 25,604(c)           1,390,323
Renault                                                 19,976(c)           1,638,555
Volkswagen                                              26,709(c)           5,096,234
Yamaha Motor                                            21,800(c)             407,954
                                                                      ---------------
Total                                                                      29,458,164
-------------------------------------------------------------------------------------


AUTOMOTIVE (--%)
Porsche Automobil Holding                                2,408(c)             371,116
-------------------------------------------------------------------------------------


BEVERAGES (1.6%)
Coca-Cola                                              277,188             14,408,232
Coca-Cola Enterprises                                   47,163                815,920
Coca-Cola Hellenic Bottling                             16,685(c)             454,451
Pepsi Bottling Group                                    30,484                851,113
PepsiCo                                                222,771             14,166,008
                                                                      ---------------
Total                                                                      30,695,724
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.6%)
Biogen Idec                                             61,817(b)           3,454,952
BioMarin Pharmaceutical                                  4,901(b)             142,031
Cepheid                                                  5,229(b)             147,039
CSL                                                     63,028(c)           2,157,171
Gilead Sciences                                        106,134(b)           5,619,796
Incyte                                                  12,719(b)              96,792
Isis Pharmaceuticals                                     4,827(b)              65,792
Martek Biosciences                                       3,145(b)             106,018
Momenta Pharmaceuticals                                  6,518(b)              80,171
Savient Pharmaceuticals                                  3,350(b)              84,755
                                                                      ---------------
Total                                                                      11,954,517
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Armstrong World Inds                                     1,251                 36,554
Daikin Inds                                             11,100(c)             560,332
Masco                                                   93,774              1,475,064
Owens Corning                                            6,458(b)             146,920
Quanex Building Products                                 3,187                 47,359
USG                                                      3,847(b)             113,756
                                                                      ---------------
Total                                                                       2,379,985
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.8%)
3i Group                                                31,291(c)             514,236
BGC Partners Cl A                                        5,804(b)              43,820
Charles Schwab                                          67,814              1,392,900
Deutsche Bank                                           20,841(c)           1,799,741
Goldman Sachs Group                                     17,188              3,006,181
Knight Capital Group Cl A                                4,973(b)              89,415
Lehman Brothers Holdings                               139,706              2,767,576
Merrill Lynch & Co                                     226,843              7,193,192
Morgan Stanley                                         305,575             11,022,089
optionsXpress Holdings                                   1,631                 36,437
State Street                                            75,096              4,805,393
SWS Group                                               10,231                169,937
T Rowe Price Group                                       2,293                129,486
UBS                                                     87,631(c)           1,839,084
Waddell & Reed Financial Cl A                            4,008                140,320
                                                                      ---------------
Total                                                                      34,949,807
-------------------------------------------------------------------------------------


CHEMICALS (3.0%)
Air Liquide                                              7,378(c)             974,227
Air Products & Chemicals                                16,871              1,667,867
Ashland                                                  8,584                413,749
BASF                                                     9,718(c)             670,446
Calgon Carbon                                            9,222(b)             142,572
Celanese Series A                                        3,728                170,220
CF Inds Holdings                                         1,874                286,347
Dow Chemical                                           195,926              6,839,777
Eastman Chemical                                         1,838                126,565
Ecolab                                                  24,805              1,066,367
FMC                                                      1,256                 97,265
Linde                                                    4,848(c)             681,599
LSB Inds                                                 3,993(b)              79,061
Mitsui Chemicals                                        77,000(c)             379,271
Monsanto                                               207,536             26,240,852
NewMarket                                                1,911                126,566
Novozymes Series B                                       1,475(c)             133,278
Olin                                                     2,991                 78,304
PolyOne                                                  7,229(b)              50,386
PPG Inds                                                15,222                873,286
Praxair                                                 99,221              9,350,587
ShengdaTech                                             11,849(b,c)           117,661
Sigma-Aldrich                                           23,154              1,247,074
Solutia                                                  5,072(b)              65,023
Solvay                                                   3,024(c)             395,590
Stepan                                                   1,595                 72,764
Syngenta                                                 6,496(c)           2,112,662
Terra Inds                                               6,156                303,799
Umicore                                                  9,205(c)             455,060
Westlake Chemical                                        2,370                 35,218
WR Grace & Co                                            4,933(b)             115,876


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
Yara Intl                                               28,250(c)          $2,501,915
                                                                      ---------------
Total                                                                      57,871,234
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.8%)
Allied Irish Banks                                      40,600(c)             626,358
Banco Popolare Scarl                                    53,291(c)             946,407
Banco Santander                                         73,092(c)           1,342,937
Bank of Ireland                                         88,774(c)             771,926
Barclays                                               755,392(c)           4,386,320
BB&T                                                   150,405              3,424,722
BNP Paribas                                             62,346(c)           5,647,981
Chuo Mitsui Trust Holdings                              61,000(c)             363,082
Comerica                                                45,840              1,174,879
Commonwealth Bank of Australia                          22,541(c)             868,076
Community Bank System                                    2,005                 41,343
Credit Agricole                                         90,124(c)           1,841,747
Danske Bank                                             16,800(c)             485,908
DNB NOR                                                 84,300(c)           1,072,704
Dexia                                                   48,461(c)             775,176
Fifth Third Bancorp                                     52,949                539,021
First BanCorp                                            6,651(c)              42,167
First Citizens BancShares Cl A                             300                 41,847
First Horizon Natl                                      53,676                398,813
Hang Seng Bank                                          26,000(c)             548,537
HBOS                                                   407,814(c)           2,242,129
Huntington Bancshares                                   90,824                524,054
Intesa Sanpaolo                                         97,998(c)             536,202
KBC Groep                                                7,750(c)             860,578
KeyCorp                                                 88,030                966,569
Lloyds TSB Group                                       257,862(c)           1,596,202
Mizuho Financial Group                                      74(c)             345,677
Natl City                                              201,626(k)             961,756
Nordea Bank                                             87,200(c)           1,203,488
Oriental Financial Group                                 4,982(c)              71,043
Oversea-Chinese Banking                                137,000(c)             822,826
Resona Holdings                                            554(c)             850,461
Royal Bank of Scotland Group                         2,064,806(c)           8,843,151
Shinsei Bank                                           134,000(c)             459,371
Societe Generale                                        21,636(c)           1,883,382
SunTrust Banks                                          20,663                748,414
Svenska Handelsbanken Series A                          27,900(c)             664,937
Synovus Financial                                       50,689                442,515
UMB Financial                                              926                 47,476
UniCredit                                              118,038(c)             722,449
Unione di Banche Italiane                               29,570(c)             693,204
Wachovia                                               125,322              1,946,251
Westpac Banking                                         14,796(c)             283,699
                                                                      ---------------
Total                                                                      53,055,785
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.2%)
CBIZ                                                    12,066(b)              95,925
Clean Harbors                                            1,136(b)              80,724
Copart                                                   2,983(b)             127,732
Dai Nippon Printing                                     65,000(c)             958,043
FTI Consulting                                           2,294(b)             157,047
GeoEye                                                   5,773(b)             102,240
Hill Intl                                                7,114(b)             116,954
Metalico                                                 6,904(b)             120,958
RR Donnelley & Sons                                     32,551                966,440
Standard Parking                                         5,169(b)              94,076
Stericycle                                               1,620(b)              83,754
TEAM                                                     3,531(b)             121,184
Watson Wyatt Worldwide Cl A                              1,305                 69,021
                                                                      ---------------
Total                                                                       3,094,098
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.4%)
EMS Technologies                                         4,175(b)              91,182
InterDigital                                             2,586(b)              62,892
Juniper Networks                                        87,310(b)           1,936,536
Nokia                                                  242,970(c)           5,925,415
Tellabs                                                 11,510(b)              53,522
                                                                      ---------------
Total                                                                       8,069,547
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.6%)
Apple                                                  140,678(b)          23,555,124
EMC                                                    103,209(b)           1,516,140
IBM                                                     13,070              1,549,187
Lexmark Intl Cl A                                       81,073(b)           2,710,270
Mitsumi Electric                                        10,600(c)             236,099
NEC                                                     86,000(c)             450,330
Seiko Epson                                             16,100(c)             442,758
Synaptics                                                3,723(b)             140,469
Western Digital                                          5,493(b)             189,673
                                                                      ---------------
Total                                                                      30,790,050
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
FLSmidth & Co                                            2,850(c)             312,876
Fluor                                                    8,440              1,570,515
Jacobs Engineering Group                                49,855(b)           4,023,299
Leighton Holdings                                        7,444(c)             362,894
Perini                                                   1,596(b)              52,748
                                                                      ---------------
Total                                                                       6,322,332
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Fletcher Building                                       59,263(c)             286,759
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
SLM                                                     53,034(b)           1,026,208
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Owens-Illinois                                           4,566(b)             190,357
Toyo Seikan Kaisha                                      21,100(c)             372,399
                                                                      ---------------
Total                                                                         562,756
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Central European Distribution                            1,996(b)             148,003
Genuine Parts                                           40,949              1,624,857
Li & Fung                                               42,400(c)             127,791
LKQ                                                      6,026(b)             108,890
                                                                      ---------------
Total                                                                       2,009,541
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
Career Education                                         2,276(b)              33,252
H&R Block                                               70,528              1,509,299
Regis                                                    2,019                 53,201
Strayer Education                                          173                 36,169
                                                                      ---------------
Total                                                                       1,631,921
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.4%)
Ampal-American Israel Series A                          12,536(b,c)            56,537
Australian Stock Exchange                                5,586(c)             168,156
Bank of America                                        415,158              9,909,821
CIT Group                                               87,918                598,722
Citigroup                                            1,428,286             23,938,073
CME Group                                                4,801              1,839,695
Deutsche Boerse                                          7,438(c)             839,517
Fortis                                                  84,330(c)           1,348,934
Hong Kong Exchanges and Clearing                        25,300(c)             369,907
ING Groep                                              163,477(c)           5,213,192
Investor AB Cl B                                        57,000(c)           1,204,639
iShares MSCI Emerging Markets Index Fund               344,000(k)          46,639,521
JPMorgan Chase & Co                                    322,830             11,076,297
Leucadia Natl                                            8,830                414,480
NASDAQ OMX Group                                         1,777(b)              47,179
Singapore Exchange                                      27,000(c)             137,154
                                                                      ---------------
Total                                                                     103,801,824
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Belgacom                                                18,180(c)             784,259
BT Group                                               318,781(c)           1,269,389
CenturyTel                                               1,797                 63,955
Deutsche Telekom                                       246,658(c)           4,038,716
Embarq                                                  27,005              1,276,526
France Telecom                                          75,841(c)           2,234,049
Koninklijke (Royal) KPN                                 19,159(c)             328,787
SingTel                                                500,000(c)           1,330,589
Swisscom                                                 1,244(c)             414,931
TELE2 Series B                                          17,700(c)             346,880
Telecom Italia                                       1,305,166(c)           2,237,335
Telefonica                                             239,097(c)           6,354,206
TeliaSonera                                             51,000(c)             377,772
Telstra                                                350,868(c)           1,426,239
                                                                      ---------------
Total                                                                      22,483,633
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.8%)
British Energy Group                                   162,690(c)           2,309,059
CLP Holdings                                           127,000(c)           1,088,046
E.ON                                                    27,930(c)           5,635,135
FirstEnergy                                             35,072              2,887,478
Fortum                                                  27,422(c)           1,392,766
Hongkong Electric Holdings                             237,500(c)           1,420,961
ITC Holdings                                               840                 42,932
Portland General Electric                                2,692                 60,624
Verbund Series A                                         5,216(c)             467,431
                                                                      ---------------
Total                                                                      15,304,432
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
ABB                                                    136,603(b,c)         3,885,750
ALSTOM                                                   9,630(c)           2,223,732
American Superconductor                                  4,942(b)             177,171
Capstone Turbine                                        24,693(b)             103,464
Cooper Inds Cl A                                        23,514                928,803
Emerson Electric                                        35,821              1,771,348
Encore Wire                                              2,329                 49,352
Ener1                                                   12,158(b)              90,212
SolarWorld                                              13,863(c)             660,670
SunPower Cl A                                            1,874(b)             134,891
Superior Essex                                           1,765(b)              78,772
Vestas Wind Systems                                     18,400(b,c)         2,408,427
                                                                      ---------------
Total                                                                      12,512,592
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Alps Electric                                           32,300(c)             333,708
Arrow Electronics                                        6,684(b)             205,332
Avnet                                                    5,903(b)             161,034
Benchmark Electronics                                    8,444(b)             137,975
FLIR Systems                                             5,456(b)             221,350
FUJIFILM Holdings                                       31,900(c)           1,096,581
Hitachi                                                381,000(c)           2,748,597


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Ingram Micro Cl A                                       11,120(b)            $197,380
Plexus                                                   5,208(b)             144,157
Rofin-Sinar Technologies                                 1,578(b)              47,656
SYNNEX                                                   2,030(b)              50,933
                                                                      ---------------
Total                                                                       5,344,703
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.7%)
AMEC                                                    47,936(c)             849,848
BASiC Energy Services                                    4,627(b)             145,751
Cameron Intl                                            23,633(b)           1,308,087
Fugro                                                    6,343(c)             541,763
Global Inds                                              5,011(b)              89,847
Grey Wolf                                               19,960(b)             180,239
Helmerich & Payne                                        8,935                643,499
Hercules Offshore                                        4,275(b)             162,536
IHS Cl A                                                 1,072(b)              74,611
Nabors Inds                                             31,450(b,c)         1,548,284
Natl Oilwell Varco                                      42,100(b)           3,735,112
Oil States Intl                                          2,399(b)             152,193
Patterson-UTI Energy                                    14,452                520,850
Schlumberger                                            59,566              6,399,174
SEACOR Holdings                                          1,831(b)             163,893
Smith Intl                                              10,030                833,894
Tidewater                                                5,820                378,475
Transocean                                              32,160(b)           4,900,862
Unit                                                     4,273(b)             354,531
Weatherford Intl                                       184,306(b)           9,139,734
WorleyParsons                                           17,822(c)             646,874
                                                                      ---------------
Total                                                                      32,770,057
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.0%)
Casino Guichard Perrachon                                6,860(c)             777,627
Costco Wholesale                                        57,175              4,010,255
Delhaize Group                                           5,599(c)             376,844
Great Atlantic & Pacific Tea                             3,509(b)              80,075
PriceSmart                                               2,920                 57,758
Rite Aid                                                36,634(b)              58,248
Safeway                                                154,392              4,407,892
SUPERVALU                                               59,347              1,833,229
Wal-Mart Stores                                        474,771             26,682,129
Winn-Dixie Stores                                        5,472(b)              87,661
Woolworths                                              37,079(c)             869,140
                                                                      ---------------
Total                                                                      39,240,858
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland                                  39,612              1,336,905
Cal-Maine Foods                                          3,336                110,055
Darling Intl                                            17,103(b)             282,542
Fresh Del Monte Produce                                  5,354(b,c)           126,194
HJ Heinz                                                19,387                927,668
Nestle                                                  97,880(c)           4,422,611
Sanderson Farms                                          2,696                 93,066
Sara Lee                                               145,728              1,785,168
Unilever                                               161,228(c)           4,583,183
                                                                      ---------------
Total                                                                      13,667,392
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
EnergySouth                                              1,120                 54,947
Gaz de France                                            9,545(c)             613,428
Hong Kong & China Gas                                  269,500(c)             640,820
Laclede Group                                            2,548                102,863
New Jersey Resources                                     2,902                 94,750
Nicor                                                    4,104                174,789
                                                                      ---------------
Total                                                                       1,681,597
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Becton Dickinson & Co                                   19,378              1,575,430
CR Bard                                                 13,548              1,191,547
DENTSPLY Intl                                            1,748                 64,326
Exactech                                                 4,748(b)             122,071
Meridian Bioscience                                      6,904                185,856
Merit Medical Systems                                    4,915(b)              72,251
NuVasive                                                 3,162(b)             141,215
Somanetics                                               5,111(b)             108,353
Varian Medical Systems                                  27,540(b)           1,427,949
Vision-Sciences                                         17,885(b)              67,069
Wright Medical Group                                     2,881(b)              81,849
ZOLL Medical                                             1,886(b)              63,502
                                                                      ---------------
Total                                                                       5,101,418
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.5%)
Aetna                                                   35,867              1,453,690
Air Methods                                              2,713(b)              67,825
AMERIGROUP                                               3,498(b)              72,758
Cardinal Health                                         58,655              3,025,425
Chindex Intl                                             5,035(b)              73,863
CIGNA                                                  136,875              4,844,006
CorVel                                                   2,271(b)              76,919
Express Scripts                                        116,913(b)           7,332,783
Health Management Associates Cl A                       46,626(b)             303,535
Health Net                                               2,570(b)              61,834
HealthSpring                                             5,811(b)              98,090
HMS Holdings                                             3,173(b)              68,124
Humana                                                  15,081(b)             599,771
Kindred Healthcare                                       4,244(b)             122,057
Magellan Health Services                                   666(b)              24,662
Medco Health Solutions                                 203,123(b)           9,587,406
Molina Healthcare                                        3,078(b)              74,919
Quest Diagnostics                                       29,422              1,426,084
Tenet Healthcare                                        63,101(b)             350,842
WellCare Health Plans                                    3,250(b)             117,488
                                                                      ---------------
Total                                                                      29,782,081
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.7%)
Bally Technologies                                       3,018(b)             102,008
Compass Group                                           79,756(c)             602,927
Intl Game Technology                                    60,628              1,514,487
Ladbrokes                                               73,471(c)             375,765
McDonald's                                             194,886             10,956,491
Mitchells & Butlers                                     54,101(c)             220,927
Punch Taverns                                           30,344(c)             189,194
TUI                                                      7,044(c)             163,246
WMS Inds                                                 1,759(b)              52,365
                                                                      ---------------
Total                                                                      14,177,410
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.4%)
Avatar Holdings                                          2,434(b)              73,726
Beazer Homes USA                                         9,336                 52,002
Berkeley Group Holdings Unit                            13,739(b,c)           186,650
Centex                                                  37,535                501,843
DR Horton                                              279,533              3,032,932
Electrolux Series B                                     29,500(c)             377,257
KB Home                                                 60,600              1,025,958
Lennar Cl A                                             65,519                808,504
Matsushita Electric Industrial                          18,000(c)             388,209
MDC Holdings                                             2,511                 98,080
Meritage Homes                                           2,336(b)              35,437
NVR                                                        424(b)             212,034
Persimmon                                               29,308(c)             184,486
Pulte Homes                                             62,627                603,098
Ryland Group                                             4,061                 88,570
Taylor Wimpey                                          173,786(c)             214,633
                                                                      ---------------
Total                                                                       7,883,419
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.6%)
Colgate-Palmolive                                      117,237              8,101,076
Kimberly-Clark                                          68,883              4,117,826
                                                                      ---------------
Total                                                                      12,218,902
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.0%)
3M                                                     144,419             10,050,119
Keppel                                                  22,000(c)             180,166
Orkla                                                   74,000(c)             950,357
Seaboard                                                    47                 72,897
SembCorp Inds                                           45,000(c)             137,617
Sonae                                                  123,256(c)             148,451
Textron                                                 58,562              2,806,877
Tomkins                                                106,351(c)             319,895
Tyco Intl                                              119,208(c)           4,773,088
Walter Inds                                                967                105,181
                                                                      ---------------
Total                                                                      19,544,648
-------------------------------------------------------------------------------------


INSURANCE (4.2%)
ACE                                                    129,315(c)           7,123,963
Aegon                                                  195,759(c)           2,592,910
AFLAC                                                  122,287              7,679,624
Allied World Assurance Holdings                          5,248(c)             207,926
Allstate                                               291,701             13,298,648
Ambac Financial Group                                   69,708                 93,409
American Financial Group                                 8,610                230,318
American Intl Group                                    255,171              6,751,825
Arch Capital Group                                       4,912(b,c)           325,764
Aspen Insurance Holdings                                 9,275(c)             219,539
Aviva                                                  139,112(c)           1,388,327
Axis Capital Holdings                                   16,069(c)             479,017
Chubb                                                  141,960              6,957,460
CNP Assurances                                           4,922(c)             556,082
Conseco                                                  5,365(b)              53,221
Endurance Specialty Holdings                             5,613(c)             172,824
Fidelity Natl Financial Cl A                            16,512                208,051
First American                                           7,084                187,018
Genworth Financial Cl A                                172,028              3,063,819
HCC Insurance Holdings                                  10,281                217,340
Irish Life & Permanent                                  19,311(c)             200,965
Marsh & McLennan Companies                              69,315              1,840,313
MBIA                                                    35,235                154,682
Old Mutual                                             734,683(c)           1,358,117
Old Republic Intl                                       10,413                123,290
PartnerRe                                                5,801(c)             401,023
Platinum Underwriters Holdings                           4,965(c)             161,909
Progressive                                            436,872              8,178,244
RenaissanceRe Holdings                                   6,993(c)             312,377
Safeco                                                  39,103              2,626,157
SCOR                                                    15,521(c)             355,792
Torchmark                                               26,431              1,550,178
Transatlantic Holdings                                   1,907                107,688
Travelers Companies                                    205,884              8,935,365
Unipol Gruppo Finanziario                               76,962(c)             148,553
Unum Group                                              14,004                286,382
XL Capital Cl A                                         25,797(c)             530,386


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Zurich Financial Services                                4,341(c)          $1,111,170
                                                                      ---------------
Total                                                                      80,189,676
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                              29,409(b)           2,156,562
NetFlix                                                  3,215(b)              83,815
priceline.com                                            1,651(b)             190,624
                                                                      ---------------
Total                                                                       2,431,001
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.6%)
CMGI                                                    10,778(b)             114,247
Google Cl A                                             22,116(b)          11,642,304
RealNetworks                                             7,466(b)              49,276
                                                                      ---------------
Total                                                                      11,805,827
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
Automatic Data Processing                               23,700                993,030
Iron Mountain                                            2,235(b)              59,339
ManTech Intl Cl A                                        2,608(b)             125,497
Paychex                                                 28,303                885,318
SAIC                                                    19,977(b)             415,721
TNS                                                      4,771(b)             114,313
Total System Services                                   24,529                545,034
Western Union                                           98,586              2,437,047
                                                                      ---------------
Total                                                                       5,575,299
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick                                               14,004                148,442
Eastman Kodak                                           59,979                865,497
JAKKS Pacific                                            5,441(b)             118,886
Mattel                                                 196,213              3,359,166
Nikon                                                   15,000(c)             437,936
                                                                      ---------------
Total                                                                       4,929,927
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Applera-Applied Biosystems Group                        34,193              1,144,782
Bio-Rad Laboratories Cl A                                1,100(b)              88,979
Covance                                                  1,236(b)             106,321
eResearchTechnology                                      9,113(b)             158,931
Illumina                                                 1,634(b)             142,338
Kendle Intl                                              1,659(b)              60,271
Lonza Group                                              2,576(c)             357,301
Luminex                                                  6,519(b)             133,965
PAREXEL Intl                                             6,368(b)             167,542
Waters                                                  19,037(b)           1,227,887
                                                                      ---------------
Total                                                                       3,588,317
-------------------------------------------------------------------------------------


MACHINERY (1.1%)
AGCO                                                     3,526(b)             184,798
Axsys Technologies                                       1,959(b)             101,946
Badger Meter                                             1,669                 84,335
Bucyrus Intl                                             2,414                176,270
Deere & Co                                             157,225             11,340,638
Dynamic Materials                                        2,606                 85,868
Flowserve                                                1,386                189,466
FreightCar America                                       3,969                140,900
Gorman-Rupp                                              1,543                 61,473
Illinois Tool Works                                     23,405              1,111,972
Ingersoll-Rand Cl A                                     24,573(c)             919,767
Invensys                                                38,083(b,c)           197,619
Japan Steel Works                                       24,000(c)             466,755
Komatsu                                                 39,100(c)           1,089,998
K-Tron Intl                                                774(b)             100,310
LB Foster Cl A                                           4,015(b)             133,298
Lindsay                                                  1,506                127,965
Manitowoc                                               21,656                704,470
Mueller Inds                                             4,878                157,072
NGK Insulators                                          10,000(c)             194,481
Nordson                                                    779                 56,781
Parker Hannifin                                         33,678              2,401,915
Robbins & Myers                                          3,410                170,057
SKF Group Series B                                      23,800(c)             373,536
Terex                                                   13,775(b)             707,622
Timken                                                   5,190                170,959
Valmont Inds                                             1,687                175,937
                                                                      ---------------
Total                                                                      21,626,208
-------------------------------------------------------------------------------------


MARINE (0.2%)
AP Moller -- Maersk Series B                                70(c)             857,137
Genco Shipping & Trading                                 2,926                190,775
Mitsui OSK Lines                                        63,000(c)             897,711
Neptune Orient Lines                                   114,000(c)             270,690
Nippon Yusen Kabushiki Kaisha                           57,000(c)             548,098
Orient Overseas Intl                                    31,500(c)             157,559
TBS Intl Series A                                        4,226(b,c)           168,829
                                                                      ---------------
Total                                                                       3,090,799
-------------------------------------------------------------------------------------


MEDIA (0.5%)
CBS Cl B                                               248,375              4,840,828
Gannett                                                175,980              3,813,487
New York Times Cl A                                     62,001(k)             954,195
Reed Elsevier                                           65,988(c)             911,397
                                                                      ---------------
Total                                                                      10,519,907
-------------------------------------------------------------------------------------


METALS & MINING (2.5%)
AK Steel Holding                                         2,581                178,089
ArcelorMittal                                           64,477(c)           6,374,987
BHP Billiton                                           328,723(c)          13,229,521
BlueScope Steel                                         35,615(c)             387,194
Century Aluminum                                           858(b)              57,048
Cleveland-Cliffs                                         2,152                256,497
Coeur d'Alene Mines                                     17,708(b)              51,353
Commercial Metals                                       12,532                472,456
Compass Minerals Intl                                    1,743                140,416
Fortescue Metals Group                                  31,399(b,c)           358,216
Freeport-McMoRan Copper & Gold                          19,133              2,242,196
General Moly                                             6,832(b)              53,768
Kaiser Aluminum                                            532                 28,478
Newcrest Mining                                         25,565(c)             718,119
Newmont Mining                                          87,858              4,582,673
Norsk Hydro                                             77,900(c)           1,138,120
Nucor                                                   54,560              4,073,995
Olympic Steel                                            1,614                122,535
OneSteel                                                68,690(c)             489,947
Outokumpu                                               11,077(c)             388,032
Oxiana                                                 238,361(b,c)           596,429
Rautaruukki                                              5,154(c)             235,806
Reliance Steel & Aluminum                                1,050                 80,945
Rio Tinto                                               54,948(c)           6,740,765
Salzgitter                                               1,912(c)             350,393
Schnitzer Steel Inds Cl A                                1,436                164,566
SSAB Svenskt Stal Series B                              12,100(c)             345,651
Xstrata                                                 43,468(c)           3,484,312
                                                                      ---------------
Total                                                                      47,342,507
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Big Lots                                                 7,271(b)             227,146
Dillard's Cl A                                          15,586                180,330
Family Dollar Stores                                     2,331                 46,480
Harvey Norman Holdings                                  69,860(c)             206,952
Kohl's                                                  28,045(b)           1,122,922
                                                                      ---------------
Total                                                                       1,783,830
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
Integrys Energy Group                                    2,970                150,965
RWE                                                     13,260(c)           1,674,924
SUEZ                                                    27,603(c)           1,879,130
TECO Energy                                             17,236                370,402
                                                                      ---------------
Total                                                                       4,075,421
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.7%)
Alpha Natural Resources                                  2,933(b)             305,883
Anadarko Petroleum                                      81,280              6,082,995
Apache                                                  15,723              2,185,497
Arena Resources                                          2,311(b)             122,067
BG Group                                               223,300(c)           5,813,714
BP                                                     170,631(c)           1,982,449
Carrizo Oil & Gas                                        1,559(b)             106,152
Chevron                                                477,677             47,352,121
Cimarex Energy                                           5,582                388,898
ConocoPhillips                                          69,573              6,566,995
CONSOL Energy                                           31,802              3,573,591
Eni                                                    239,315(c)           8,929,622
EOG Resources                                           26,019              3,413,693
Exxon Mobil                                            539,766             47,569,578
Frontier Oil                                             9,326                222,985
Frontline                                                2,861(c)             199,641
Hess                                                    23,090              2,913,727
Holly                                                    2,041                 75,354
Marathon Oil                                           124,506              6,458,126
Massey Energy                                           14,006              1,313,063
Murphy Oil                                              52,748              5,171,941
Neste Oil                                                6,002(c)             176,895
Nippon Mining Holdings                                  74,500(c)             466,590
Nippon Oil                                              59,000(c)             396,186
Occidental Petroleum                                   311,523             27,993,457
OMV                                                     11,051(c)             867,498
Overseas Shipholding Group                               1,891                150,372
Peabody Energy                                          11,116                978,764
Repsol YPF                                              49,516(c)           1,951,287
Royal Dutch Shell Series A                             227,031(c)           9,329,830
Royal Dutch Shell Series B                             146,302(c)           5,886,959
Santos                                                  25,763(c)             529,793
St. Mary Land & Exploration                              3,788                244,856
StatoilHydro                                            45,444(c)           1,694,646
Stone Energy                                             2,667(b)             175,782
Swift Energy                                             3,756(b)             248,121
Tesoro                                                  44,358                876,958
W&T Offshore                                             2,540                148,615
Western Refining                                         2,120                 25,101
Whiting Petroleum                                        2,774(b)             294,266
Woodside Petroleum                                      27,595(c)           1,785,735
                                                                      ---------------
Total                                                                     204,969,803
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PAPER & FOREST PRODUCTS (0.1%)
Crown Paper Escrow                                     705,000(b,p)                $1
Stora Enso Series R                                     92,348(c)             866,540
Svenska Cellulosa Series B                              90,300(c)           1,278,516
UPM-Kymmene                                             21,841(c)             357,619
                                                                      ---------------
Total                                                                       2,502,676
-------------------------------------------------------------------------------------


PHARMACEUTICALS (5.7%)
Allergan                                                22,096              1,150,097
Ardea Biosciences                                        5,521(b)              70,779
Auxilium Pharmaceuticals                                 4,636(b)             155,862
Bentley Pharmaceuticals                                  6,161(b)              99,500
Durect                                                  22,915(b)              84,098
Elan                                                    25,676(b,c)           893,376
Eli Lilly & Co                                          96,839              4,470,088
Forest Laboratories                                     49,747(b)           1,728,211
Johnson & Johnson                                      663,787             42,708,056
King Pharmaceuticals                                   204,160(b)           2,137,555
Medicines                                                3,900(b)              77,298
Merck & Co                                             147,057              5,542,578
Novo Nordisk Series B                                   30,550(c)           1,999,388
Perrigo                                                  3,409                108,304
Pfizer                                               2,703,517             47,230,443
POZEN                                                    5,419(b)              58,959
ViroPharma                                               8,571(b)              94,795
XenoPort                                                 2,532(b)              98,824
                                                                      ---------------
Total                                                                     108,708,211
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                                5,917                 91,773
Anworth Mtge Asset                                      14,558                 94,773
BRT Realty Trust                                         9,099                109,188
Capstead Mtge                                           10,697                116,062
CFS Retail Property Trust                              141,760(c)             251,425
Corio                                                    2,416(c)             188,780
Dexus Property Group                                   390,522(c)             516,663
HCP                                                     33,229              1,057,014
ING Industrial Fund Unit                               141,613(c)             213,150
Liberty Intl                                            15,614(c)             268,109
LTC Properties                                           2,915                 74,507
Macquarie Office Trust                                 300,141(c)             224,441
MFA Mtge Investments                                     8,437                 55,009
Nationwide Health Properties                             2,283                 71,892
Omega Healthcare Investors                               4,318                 71,895
Public Storage                                          16,378              1,323,178
Senior Housing Properties Trust                          3,501                 68,375
Stockland                                              168,208(c)             869,197
Ventas                                                   1,733                 73,774
Westfield Group                                         73,697(c)           1,150,236
                                                                      ---------------
Total                                                                       6,889,441
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Cheung Kong Holdings                                    69,000(c)             930,077
Hang Lung Properties                                   100,000(c)             320,632
Henderson Land Development                              46,000(c)             286,722
Kerry Properties                                        23,000(c)             120,795
Sun Hung Kai Properties                                 88,000(c)           1,194,085
Swire Pacific Series A                                  52,500(c)             536,978
Wharf Holdings                                          79,000(c)             330,809
                                                                      ---------------
Total                                                                       3,720,098
-------------------------------------------------------------------------------------


ROAD & RAIL (0.5%)
Arkansas Best                                            5,641                206,686
Avis Budget Group                                        7,256(b)              60,733
Burlington Northern Santa Fe                            18,036              1,801,616
Con-way                                                  7,821                369,620
CSX                                                     46,584              2,925,940
MTR                                                    119,225(c)             375,393
Nippon Express                                          92,000(c)             441,025
Ryder System                                             3,161                217,730
Union Pacific                                           31,788              2,399,994
Werner Enterprises                                       5,970                110,923
YRC Worldwide                                           15,163(b)             225,474
                                                                      ---------------
Total                                                                       9,135,134
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Actel                                                    3,627(b)              61,115
Amkor Technology                                        11,387(b)             118,539
Intel                                                  965,182             20,732,109
MKS Instruments                                          2,295(b)              50,261
NVIDIA                                                  50,713(b)             949,347
OmniVision Technologies                                  8,009(b)              96,829
Pericom Semiconductor                                    7,805(b)             115,826
RF Micro Devices                                        12,204(b)              35,392
SUMCO                                                    9,900(c)             219,109
                                                                      ---------------
Total                                                                      22,378,527
-------------------------------------------------------------------------------------


SOFTWARE (1.7%)
ANSYS                                                    2,043(b)              96,266
BMC Software                                            37,240(b)           1,340,640
Concur Technologies                                      5,147(b)             171,035
Ebix                                                       940(b)              73,057
Electronic Arts                                         24,468(b)           1,087,113
Microsoft                                              615,360             16,928,553
NAVTEQ                                                   1,017(b)              78,309
Nintendo                                                 5,500(c)           3,102,750
Oracle                                                 480,129(b)          10,082,709
Salesforce.com                                             795(b)              54,243
TiVo                                                    13,217(b)              81,549
                                                                      ---------------
Total                                                                      33,096,224
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.2%)
Abercrombie & Fitch Cl A                                17,489              1,096,211
American Eagle Outfitters                                3,083                 42,021
AnnTaylor Stores                                         2,101(b)              50,340
Asbury Automotive Group                                  7,733                 99,369
AutoNation                                              92,434(b)             926,189
Barnes & Noble                                           8,197                203,613
Bed Bath & Beyond                                       72,941(b)           2,049,642
Best Buy                                                59,949              2,373,980
Blockbuster Cl A                                        54,040(b)             135,100
Cato Cl A                                                7,635                108,722
Collective Brands                                        4,467(b)              51,951
Conn's                                                   4,158(b)              66,819
Esprit Holdings                                         21,600(c)             224,391
Foot Locker                                             13,535                168,511
GameStop Cl A                                           37,796(b)           1,526,958
Gap                                                    118,973              1,983,280
Group 1 Automotive                                       5,344                106,185
Home Depot                                             801,757             18,777,149
Kingfisher                                             312,998(c)             700,182
Lowe's Companies                                       417,761              8,668,541
Men's Wearhouse                                          2,125                 34,616
Office Depot                                            19,509(b)             213,428
OfficeMax                                                2,553                 35,487
RadioShack                                              43,295                531,230
Rent-A-Center                                           11,154(b)             229,438
Sherwin-Williams                                        18,697                858,753
Sonic Automotive Cl A                                    7,550                 97,320
Stage Stores                                             9,464                110,445
Urban Outfitters                                         1,994(b)              62,193
                                                                      ---------------
Total                                                                      41,532,064
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                   66,181(b)           1,911,307
Deckers Outdoor                                            537(b)              74,750
Hanesbrands                                              3,987(b)             108,207
Jones Apparel Group                                     22,021                302,789
Liz Claiborne                                           57,152                808,701
Nike Cl B                                               65,041              3,877,094
VF                                                      36,331              2,586,041
                                                                      ---------------
Total                                                                       9,668,889
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.8%)
Corus Bankshares                                        15,872(k)              66,028
Countrywide Financial                                  212,196                901,833
Fannie Mae                                             383,484              7,481,772
Freddie Mac                                            257,610              4,224,804
Hudson City Bancorp                                     68,171              1,137,092
MGIC Investment                                         33,279(k)             203,335
PMI Group                                               18,688                 36,442
Washington Mutual                                      354,026(k)           1,745,348
                                                                      ---------------
Total                                                                      15,796,654
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Altria Group                                            29,481                606,129
British American Tobacco                                19,251(c)             666,872
Philip Morris Intl                                      29,481              1,456,067
                                                                      ---------------
Total                                                                       2,729,068
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.3%)
Mitsubishi                                              53,800(c)           1,773,404
Mitsui & Co                                             54,000(c)           1,192,597
Rush Enterprises Cl A                                    3,313(b)              39,789
Sojitz                                                  85,600(c)             285,387
United Rentals                                           6,559(b)             128,622
WESCO Intl                                               4,315(b)             172,773
Wolseley                                                52,180(c)             391,344
WW Grainger                                             10,449                854,728
                                                                      ---------------
Total                                                                       4,838,644
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (--%)
Macquarie Airports                                     134,443(c)             265,514
Macquarie Infrastructure Group                         218,950(c)             486,986
                                                                      ---------------
Total                                                                         752,500
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Syniverse Holdings                                       4,159(b)              67,376
Vodafone Group                                       1,565,888(c)           4,652,360
                                                                      ---------------
Total                                                                       4,719,736
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,464,174,079)                                                 $1,305,055,900
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)


COMMERCIAL BANKS
Barclays
 Rights                                                161,869(b)              30,632


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

PREFERRED STOCKS & OTHER (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
HBOS
 Rights                                                163,125(b)             $34,932
-------------------------------------------------------------------------------------

ELECTRIC
BBI EPS                                                  2,324                  1,537
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $1,806)                                                                $67,101
-------------------------------------------------------------------------------------





BONDS (29.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


FOREIGN AGENCIES (0.2%)(C)
KfW
 (Japanese Yen)
 01-20-14                             1.35%           206,000,000          $1,925,423
Pemex Project Funding Master Trust
 06-15-38                             6.63                500,000(d)          511,900
Petroleos de Venezuela
 04-12-17                             5.25              1,000,000             695,000
                                                                      ---------------
Total                                                                       3,132,323
-------------------------------------------------------------------------------------


SOVEREIGN (0.5%)(C)
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                             7.00                 50,000              38,112
Govt of Ukraine
 Sr Unsecured
 06-11-13                             7.65                 85,000              82,663
Republic of Colombia
 09-18-37                             7.38                350,000             374,500
Republic of Indonesia
 Sr Unsecured
 02-17-37                             6.63                650,000(d)          549,660
Republic of Turkey
 03-17-36                             6.88                700,000             578,375
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                400,000             409,600
United Kingdom Treasury
 (British Pound)
 09-07-14                             5.00              2,010,000           3,968,605
 09-07-15                             4.75              1,380,000           2,680,373
                                                                      ---------------
Total                                                                       8,681,888
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (9.5%)
Federal Farm Credit Bank
 10-17-12                             4.50                 75,000              76,428
Federal Home Loan Mtge Corp
 07-17-15                             4.38              5,165,000           5,132,373
 12-14-18                             5.00              2,650,000           2,476,489
 04-16-37                             6.00              5,420,000           5,443,886
Federal Natl Mtge Assn
 05-18-12                             4.88              3,755,000           3,877,638
 01-02-14                             5.13              2,505,000           2,499,514
 07-15-37                             5.63              1,480,000           1,530,542
U.S. Treasury
 04-30-10                             2.13              3,600,000           3,573,842
 05-31-10                             2.63                980,000             980,613
 06-30-10                             2.88                585,000(e)          587,879
 06-30-10                             2.88              1,195,000           1,200,882
 12-15-10                             4.38              8,375,000           8,697,572
 05-31-13                             3.50             20,470,000          20,621,927
 06-30-13                             3.38              7,130,000(e)        7,142,813
 05-15-18                             3.88              4,500,000           4,462,385
 02-15-26                             6.00             18,220,000          21,338,753
 05-15-37                             5.00              2,310,000           2,482,529
U.S. Treasury Inflation-Indexed Bond
 04-15-10                             0.88              9,069,840(o)        9,228,312
 01-15-12                             3.38             18,143,850(o)       20,033,078
 07-15-12                             3.00              7,167,300(o)        7,872,732
 01-15-14                             2.00             11,228,687(o)       11,923,194
 01-15-15                             1.63              5,061,690(o)        5,228,448
 01-15-18                             1.63             16,147,215(o)       16,406,654
 01-15-26                             2.00              2,705,350(o)        2,682,832
 01-15-28                             1.75             17,582,523(o)       16,731,544
                                                                      ---------------
Total                                                                     182,232,859
-------------------------------------------------------------------------------------


ASSET-BACKED (0.4%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                             5.49                750,000(j)          744,141
AmeriCredit Automobile Receivables Trust
 Series 2008-AF Cl A3 (FSA)
 12-12-12                             5.68              1,000,000(j)          985,469
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             2.59              1,025,000(d,h)      1,020,842
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                             6.15                500,000(d)          483,399
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                             5.75                300,000             296,868
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                            20.00              1,250,000(i)           17,139
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             2.64              1,200,000(h)        1,001,063
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78                900,000(d,j)        828,135
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                             6.00                800,000(i)          121,507
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              1,500,000(i)          311,016
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                             1.50                800,000(i)          220,160
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                             2.62                110,769(h)          108,138
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                             5.45                475,000(d)          468,208
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                             5.24                220,000(j)          218,060
                                                                      ---------------
Total                                                                       6,824,145
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (2.7%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                             4.99                250,000             246,921
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
 07-10-43                             4.67              1,144,000           1,068,184
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                             5.45              1,475,000           1,407,773
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                             4.57                700,000             683,770
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                             5.47                725,000             677,476
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                             5.42              2,391,717           2,370,545
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                             5.68              1,000,000           1,008,634
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                             4.15                 36,224(d)           36,144
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43                350,000             331,747
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                             5.70              1,500,000           1,423,557
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.23                175,000             170,332
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                             5.21              2,000,000           1,952,960
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                             7.03                934,138             946,288
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
 07-10-37                             5.09                331,000             328,940
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
 07-10-37                             5.23                450,000             446,043


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             2.76%              $175,000(d,h)       $169,779
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                             5.72                750,000             713,050
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                             6.18                950,000             973,764
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                             4.60                375,000             361,212
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82              1,744,610           1,689,179
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                             4.77                383,120             382,948
CS First Boston Mtge Securities
 Series 2005-C5 Cl A1
 08-15-38                             5.05              1,774,143           1,777,865
Federal Natl Mtge Assn #735029
 09-01-13                             5.32                357,346             360,462
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77                400,000             376,798
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                             4.77                189,661(d)          189,707
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25                350,000(d)          346,355
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                             4.86              1,150,000           1,076,504
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                200,000             197,726
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                             5.44              2,600,000           2,422,662
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
 03-10-39                             5.48                500,000             446,433
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                             4.96              1,010,000           1,001,561
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                             5.55                450,000             433,621
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             3.30                950,000(d,h)        867,507
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.80                625,000             379,613
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13                364,479             356,772
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                 89,715              86,396
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77                750,000             726,363
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                             5.25                400,000             396,108
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18                200,000             198,414
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                             4.48                965,708             945,382
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                             5.00              1,375,000           1,265,817
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                             5.18              1,700,000           1,630,921
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                             5.48                500,000             477,925
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49                575,000             557,825
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79                650,000             616,685
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                             5.90              1,100,000           1,024,624
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20                525,000(d)          355,762
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97                250,000             239,190
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A6
 12-15-29                             4.80                400,000             380,468
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
 02-15-30                             4.74                325,000             301,425
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                             4.93                800,000             772,312
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86                950,000             937,375
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                             5.37                650,000             614,265
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                             5.42                625,000             580,652
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                             5.87                825,000             785,994
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                             5.61                172,018             173,576
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                             6.15                575,000             562,937
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                             4.71              1,000,000             990,195
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34                123,318             122,747
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59                300,000             290,835
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.80                350,000             344,880
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                             5.88                700,000             675,745
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                             6.10              1,150,000           1,159,349
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08              1,750,000(d)        1,706,139
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                             4.94                825,000             781,949
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09                375,000             368,253
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56              3,175,000           3,048,415
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58                350,000             348,109
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31                200,000             187,487
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                             5.34              1,250,000           1,157,282
                                                                      ---------------
Total                                                                      52,434,633
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (7.3%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.18                776,752(g)          727,595
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             2.65              1,403,952(g)          847,162
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                             4.75                214,302             208,542
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00              1,680,360           1,495,652
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                             2.73                646,068(h)          490,185


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00%              $603,621            $518,360
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50              2,763,255           2,511,539
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00                379,160(d)          358,277
Federal Home Loan Mtge Corp
 07-01-38                             6.00              8,090,000(e)        8,170,900
 07-01-38                             6.50             13,000,000(e)       13,398,124
Federal Home Loan Mtge Corp #B13193
 04-01-19                             5.50                327,064             331,513
Federal Home Loan Mtge Corp #B15214
 06-01-19                             5.00              2,104,558           2,094,386
Federal Home Loan Mtge Corp #B16408
 09-01-19                             5.50              1,282,860           1,299,510
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50                664,676             659,587
Federal Home Loan Mtge Corp #G12141
 09-01-20                             4.50                786,725             769,822
Federal Home Loan Mtge Corp #H01089
 08-01-37                             6.00              3,572,409           3,584,664
Federal Natl Mtge Assn
 07-01-23                             6.00              2,700,000(e)        2,767,500
 07-01-38                             5.00              4,000,000(e)        3,833,760
 07-01-38                             5.50             16,500,000(e)       16,262,812
 07-01-38                             6.00             17,000,000(e)       17,148,749
 07-01-38                             7.00              2,000,000(e)        2,096,250
Federal Natl Mtge Assn #190353
 08-01-34                             5.00                345,683             333,051
Federal Natl Mtge Assn #254684
 03-01-18                             5.00              1,173,399           1,171,920
Federal Natl Mtge Assn #254800
 07-01-23                             5.50              1,139,213           1,138,474
Federal Natl Mtge Assn #545874
 08-01-32                             6.50                859,167             897,626
Federal Natl Mtge Assn #555528
 04-01-33                             6.00              1,761,307           1,788,793
Federal Natl Mtge Assn #555740
 08-01-18                             4.50                759,855             748,992
Federal Natl Mtge Assn #598558
 08-01-16                             6.00                345,901             355,645
Federal Natl Mtge Assn #661185
 06-01-17                             7.00                237,832             249,526
Federal Natl Mtge Assn #668824
 08-01-32                             6.50                973,211           1,010,295
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                 82,688              87,375
Federal Natl Mtge Assn #671054
 01-01-33                             7.00                802,865             848,624
Federal Natl Mtge Assn #725232
 03-01-34                             5.00              1,396,025           1,346,756
Federal Natl Mtge Assn #725424
 04-01-34                             5.50              3,325,498           3,297,375
Federal Natl Mtge Assn #725773
 09-01-34                             5.50              5,826,816           5,766,613
Federal Natl Mtge Assn #730153
 08-01-33                             5.50                956,862             948,770
Federal Natl Mtge Assn #735212
 12-01-34                             5.00              2,690,600           2,592,277
Federal Natl Mtge Assn #735224
 02-01-35                             5.50              2,817,648           2,793,819
Federal Natl Mtge Assn #743579
 11-01-33                             5.50              1,112,882           1,103,470
Federal Natl Mtge Assn #745079
 12-01-20                             5.00              4,358,589           4,331,302
Federal Natl Mtge Assn #785506
 06-01-34                             5.00              2,738,531           2,638,457
Federal Natl Mtge Assn #786151
 07-01-19                             5.50              2,752,138           2,795,277
Federal Natl Mtge Assn #791447
 10-01-34                             6.00                890,751             902,147
Federal Natl Mtge Assn #822083
 07-01-35                             5.00              1,870,919           1,799,627
Federal Natl Mtge Assn #878661
 02-01-36                             5.50              1,896,912           1,857,741
Federal Natl Mtge Assn #881629
 02-01-36                             5.50              1,852,941           1,814,678
Federal Natl Mtge Assn #883201
 07-01-36                             6.50                928,876             977,155
Federal Natl Mtge Assn #888414
 11-01-35                             5.00              2,593,642           2,494,810
Federal Natl Mtge Assn #915770
 03-01-37                             6.50              3,962,310(q)        4,083,975
Federal Natl Mtge Assn #952330
 10-01-37                             7.00              2,792,100           2,929,858
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                             2.82                290,353(g)          173,048
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                             2.73              1,340,718(g)          834,760
Lehman Mortgage Trust
 Collateralized Mtge Obligation
 Series 2008-2 Cl 1A2
 03-25-38                             6.00              1,420,575           1,150,777
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                             5.00                294,177             288,938
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00              1,847,095           1,693,350
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00                719,740             645,894
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50                685,777             662,203
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00              2,416,342           2,271,550
                                                                      ---------------
Total                                                                     140,399,837
-------------------------------------------------------------------------------------


BANKING (0.4%)
Bank of America
 Sr Unsecured
 05-01-18                             5.65              2,725,000           2,545,178
Citigroup
 Sub Nts
 02-15-17                             5.50              1,695,000           1,545,752
JPMorgan Chase & Co
 Sr Nts
 01-15-18                             6.00              2,100,000           2,040,570
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63                830,000             689,619
Popular North America
 10-01-08                             3.88              1,850,000           1,846,111
                                                                      ---------------
Total                                                                       8,667,230
-------------------------------------------------------------------------------------


BROKERAGE (0.1%)
Merrill Lynch & Co
 04-25-18                             6.88                660,000             627,198
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63              2,020,000           1,914,001
                                                                      ---------------
Total                                                                       2,541,199
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
 03-01-13                             5.00              1,140,000           1,114,487
-------------------------------------------------------------------------------------


ELECTRIC (0.6%)
Consumers Energy
 1st Mtge Series H
 02-17-09                             4.80                 30,000              30,086
DTE Energy
 Sr Unsecured Series A
 04-15-09                             6.65              4,592,000           4,658,942
Exelon
 Sr Unsecured
 06-15-10                             4.45              1,000,000             991,155
Indiana Michigan Power
 Sr Unsecured
 03-15-37                             6.05                955,000             834,493
Northern States Power
 Sr Unsecured
 08-01-09                             6.88                375,000(q)          385,566
Portland General Electric
 03-15-10                             7.88                365,000             382,874
Potomac Electric Power
 Sr Secured
 06-01-35                             5.40                360,000(q)          302,647
PPL Electric Utilities
 Sr Secured
 08-15-09                             6.25              2,667,000           2,725,298
Sierra Pacific Power
 Series M
 05-15-16                             6.00              1,780,000           1,760,335
                                                                      ---------------
Total                                                                      12,071,396
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.2%)
Cadbury Schweppes US Finance LLC
 10-01-08                             3.88              2,075,000(d,q)      2,072,876


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                             6.82%            $1,200,000(d)       $1,204,951
Molson Coors Capital Finance
 09-22-10                             4.85                430,000(c)          430,596
                                                                      ---------------
Total                                                                       3,708,423
-------------------------------------------------------------------------------------


GAS PIPELINES (0.3%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75                390,000             411,216
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              1,082,000           1,105,214
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              1,800,000(d)        1,719,603
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                             6.40              1,750,000           1,747,813
                                                                      ---------------
Total                                                                       4,983,846
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.1%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                             5.95                645,000             645,346
XTO Energy
 Sr Unsecured
 06-30-15                             5.30              2,119,000           2,067,142
                                                                      ---------------
Total                                                                       2,712,488
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (--%)
Petro-Canada
 Sr Unsecured
 05-15-38                             6.80                875,000(c)          857,070
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.1%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13              1,535,000(d)        1,524,331
Pricoa Global Funding I
 Secured
 10-18-12                             5.40                450,000(d)          446,742
Prudential Financial
 Sr Unsecured
 12-01-37                             6.63                595,000             558,271
                                                                      ---------------
Total                                                                       2,529,344
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Comcast
 03-15-37                             6.45              1,865,000           1,735,739
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.5%)
British Sky Broadcasting Group
 02-23-09                             6.88              1,780,000(c)        1,806,985
 02-15-18                             6.10              1,300,000(c,d)      1,278,779
News America
 12-15-35                             6.40              1,305,000           1,234,945
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              1,620,000           1,512,291
Thomson Reuters
 10-01-14                             5.70              1,370,000(c)        1,348,847
 07-15-18                             6.50              2,490,000(c)        2,481,228
                                                                      ---------------
Total                                                                       9,663,075
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital
 08-16-37                             7.29                300,000(c,d)        277,500
-------------------------------------------------------------------------------------


PAPER (--%)
Boise Cascade LLC
 10-15-14                             7.13                128,000             102,400
-------------------------------------------------------------------------------------


RAILROADS (0.2%)
Burlington Northern Sante Fe
 01-15-15                             4.88                580,000             556,085
CSX
 Sr Unsecured
 11-01-09                             4.88              3,000,000           3,009,540
 04-01-15                             6.25                350,000             351,189
                                                                      ---------------
Total                                                                       3,916,814
-------------------------------------------------------------------------------------


REITS (--%)
Brandywine Operating Partnership LP
 05-01-17                             5.70                230,000             195,437
ERP Operating LP
 Sr Unsecured
 06-15-17                             5.75                435,000             402,536
                                                                      ---------------
Total                                                                         597,973
-------------------------------------------------------------------------------------


RETAILERS (0.3%)
CVS
 Sr Unsecured
 09-15-09                             4.00              5,000,000           4,972,865
Macys Retail Holdings
 07-15-09                             4.80                740,000             725,206
                                                                      ---------------
Total                                                                       5,698,071
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Erac USA Finance
 10-15-17                             6.38              1,305,000(d)        1,134,423
-------------------------------------------------------------------------------------


TREASURY (4.5%)(C)
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-10                             5.38             11,915,000          18,928,920
 01-04-13                             4.50              5,735,000           8,948,457
 01-04-18                             4.00              4,770,000           7,160,824
 07-04-34                             4.75              2,870,000           4,393,452
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 08-01-14                             4.25              3,400,000           5,148,527
 08-01-21                             3.75              2,060,000           2,792,643
 11-01-27                             6.50              2,060,000           3,670,659
Govt of Australia
 (Australian Dollar)
 08-15-08                             8.75                450,000             432,261
Govt of Canada
 (Canadian Dollar)
 09-01-09                             4.25              1,150,000           1,140,157
 06-01-11                             6.00                860,000             904,155
Govt of Japan
 (Japanese Yen)
 09-15-09                             0.90            790,000,000           7,454,466
 06-20-12                             1.40          1,081,000,000          10,319,193
 12-20-13                             1.30            344,000,000           3,256,593
 12-20-15                             1.40            344,000,000           3,251,613
 12-20-17                             1.50            481,000,000           4,507,361
 12-20-22                             1.70            241,000,000           2,201,596
 12-20-27                             2.10            121,000,000           1,123,517
 12-20-34                             2.40             68,800,000             650,603
Govt of Norway
 (Norwegian Krone)
 05-16-11                             6.00              1,368,000             271,161
Govt of Poland
 (Polish Zloty)
 03-24-10                             5.75              1,492,000             687,146
                                                                      ---------------
Total                                                                      87,243,304
-------------------------------------------------------------------------------------


WIRELESS (--%)
Sprint Capital
 05-01-09                             6.38                600,000             600,000
-------------------------------------------------------------------------------------


WIRELINES (0.8%)
AT&T
 Sr Unsecured
 03-15-11                             6.25              1,415,000(q)        1,463,143
 01-15-38                             6.30              1,900,000           1,796,013
 05-15-38                             6.40                 35,000              33,524
Telecom Italia Capital
 11-15-13                             5.25              4,015,000(c,q)      3,792,754
Telefonica Europe
 09-15-10                             7.75                950,000(c)        1,001,254
TELUS
 Sr Unsecured
 06-01-11                             8.00              3,315,000(c,q)      3,559,203
Verizon Communications
 04-15-38                             6.90                400,000             397,992
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              2,035,000(q)        2,122,293
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65                705,000             710,527
                                                                      ---------------
Total                                                                      14,876,703
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $565,254,994)                                                     $558,737,170
-------------------------------------------------------------------------------------





SENIOR LOANS (--%)(M)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


MEDIA NON CABLE
Nielsen Finance
 Term Loan
 08-09-13                            7.64%            $242,761(c)            $225,617
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $242,290)                                                              225,617
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

MONEY MARKET FUND (6.5%)(l)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
Cash Fund, 2.57%                                    124,988,991(n)       $124,988,991
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $124,988,991)                                                     $124,988,991
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,154,662,160)(r)                                              $1,989,074,779
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2008, the value of foreign securities represented 22.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $17,551,019 or 0.9% of net assets.

(e) At June 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $71,641,174.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2008.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance


(k)  At June 30, 2008, security was partially or fully on loan.

(l) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.6% of net assets. The Fund's cash equivalent position is 3.9% of net assets.

(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES         COST
----------------------------------------------------------
Crown Paper Escrow                     04-16-07        $--



(q) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Long Bond, Sept. 2008, 20-year                                          $3,400,000
U.S. Treasury Note, Sept. 2008, 5-year                                       64,300,000
U.S. Treasury Note, Sept. 2008, 10-year                                       1,600,000




--------------------------------------------------------------------------------
10 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

(r) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $2,154,662,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $131,569,000
Unrealized depreciation                                                     (297,156,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(165,587,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (9.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (--%)
General Dynamics                                          653                 $54,983
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                                391                  24,035
-------------------------------------------------------------------------------------


AUTO COMPONENTS (--%)
Johnson Controls                                        1,664                  47,724
-------------------------------------------------------------------------------------


AUTOMOBILES (--%)
Ford Motor                                              6,951(b)               33,434
General Motors                                          2,273                  26,140
                                                                      ---------------
Total                                                                          59,574
-------------------------------------------------------------------------------------


BEVERAGES (0.2%)
Coca-Cola                                               2,245                 116,695
Coca-Cola Enterprises                                   3,599                  62,263
Pepsi Bottling Group                                    2,357                  65,807
PepsiCo                                                 2,788                 177,289
                                                                      ---------------
Total                                                                         422,054
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
Biogen Idec                                             1,377(b)               76,961
Gilead Sciences                                         1,682(b)               89,061
                                                                      ---------------
Total                                                                         166,022
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (--%)
Masco                                                   1,602                  25,199
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.3%)
Charles Schwab                                            965                  19,821
Goldman Sachs Group                                       268                  46,873
Lehman Brothers Holdings                                2,533                  50,179
Merrill Lynch & Co                                      3,328                 105,531
Morgan Stanley                                          5,452                 196,653
State Street                                            1,114                  71,285
T Rowe Price Group                                        514                  29,026
                                                                      ---------------
Total                                                                         519,368
-------------------------------------------------------------------------------------


CHEMICALS (0.4%)
Dow Chemical                                            3,392                 118,415
Monsanto                                                2,967                 375,147
PPG Inds                                                  518                  29,718
Praxair                                                   865                  81,518
Sigma-Aldrich                                             398                  21,436
                                                                      ---------------
Total                                                                         626,234
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
BB&T                                                    1,919                  43,695
Comerica                                                1,527                  39,137
Fifth Third Bancorp                                     2,543                  25,888
First Horizon Natl                                      3,595                  26,711
KeyCorp                                                   910                   9,992
Natl City                                               5,441                  25,954
Wachovia                                                2,517                  39,089
                                                                      ---------------
Total                                                                         210,466
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.1%)
Corning                                                 1,478                  34,068
Juniper Networks                                        1,305(b)               28,945
QUALCOMM                                                1,540                  68,330
                                                                      ---------------
Total                                                                         131,343
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.3%)
Apple                                                   2,577(b)              431,493
EMC                                                     3,677(b)               54,015
IBM                                                       180                  21,335
Lexmark Intl Cl A                                         864(b)               28,884
QLogic                                                  4,260(b)               62,153
                                                                      ---------------
Total                                                                         597,880
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                     420                  78,154
Jacobs Engineering Group                                  922(b)               74,405
                                                                      ---------------
Total                                                                         152,559
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                           2,202                  87,375
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Bank of America                                         3,034                  72,422
CIT Group                                               1,013                   6,899
Citigroup                                              24,413                 409,161
CME Group                                                 104                  39,852
JPMorgan Chase & Co                                     4,661                 159,919
Leucadia Natl                                           1,585                  74,400
                                                                      ---------------
Total                                                                         762,653
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (--%)
Emerson Electric                                          609                  30,115
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.2%)
Schlumberger                                            1,648                 177,045
Transocean                                                654(b)               99,663
                                                                      ---------------
Total                                                                         276,708
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.3%)
Costco Wholesale                                          847                  59,409
Wal-Mart Stores                                         9,089                 510,801
                                                                      ---------------
Total                                                                         570,210
-------------------------------------------------------------------------------------


FOOD PRODUCTS (--%)
Sara Lee                                                6,886                  84,354
-------------------------------------------------------------------------------------


GAS UTILITIES (--%)
Questar                                                   665                  47,242
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (--%)
Becton Dickinson & Co                                     338                  27,479
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.2%)
Aetna                                                     510                  20,670
Cardinal Health                                           765                  39,459
CIGNA                                                   1,436                  50,820
Express Scripts                                         1,348(b)               84,547
Humana                                                    830(b)               33,009
Medco Health Solutions                                  1,839(b)               86,801
                                                                      ---------------
Total                                                                         315,306
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Gaylord Entertainment                                     267(b)                6,397
Intl Game Technology                                      899                  22,457
Marriott Intl Cl A                                        473                  12,412
McDonald's                                              3,311                 186,144
Starwood Hotels & Resorts Worldwide                       165                   6,612
                                                                      ---------------
Total                                                                         234,022
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.1%)
Centex                                                    926                  12,381
DR Horton                                               2,469                  26,788
KB Home                                                 1,117                  18,911
Lennar Cl A                                             1,844                  22,755
Pulte Homes                                             1,288                  12,403
                                                                      ---------------
Total                                                                          93,238
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOUSEHOLD PRODUCTS (0.3%)
Colgate-Palmolive                                       1,864                $128,802
Kimberly-Clark                                          1,125                  67,253
Procter & Gamble                                        5,553                 337,678
                                                                      ---------------
Total                                                                         533,733
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
3M                                                      2,094                 145,722
Textron                                                 1,467                  70,313
Tyco Intl                                               1,769(c)               70,831
                                                                      ---------------
Total                                                                         286,866
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
ACE                                                     1,776(c)               97,840
AFLAC                                                   1,828                 114,798
Allstate                                                4,395                 200,368
Ambac Financial Group                                   1,992                   2,669
American Intl Group                                     5,871                 155,347
Chubb                                                   2,099                 102,872
Genworth Financial Cl A                                 3,020                  53,786
Lincoln Natl                                              552                  25,017
Marsh & McLennan Companies                              1,126                  29,895
MBIA                                                    1,054                   4,627
Progressive                                             6,358                 119,022
Safeco                                                  1,270                  85,293
Torchmark                                                 539                  31,612
Travelers Companies                                     3,667                 159,148
Unum Group                                              1,246                  25,481
XL Capital Cl A                                           412(c)                8,471
                                                                      ---------------
Total                                                                       1,216,246
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (--%)
Amazon.com                                                570(b)               41,798
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.1%)
Google Cl A                                               377(b)              198,460
VeriSign                                                  180(b)                6,804
                                                                      ---------------
Total                                                                         205,264
-------------------------------------------------------------------------------------


IT SERVICES (0.1%)
Automatic Data Processing                                 379                  15,880
Total System Services                                     667                  14,821
Western Union                                           3,647                  90,154
                                                                      ---------------
Total                                                                         120,855
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                           1,111                  16,032
Mattel                                                  2,197                  37,612
                                                                      ---------------
Total                                                                          53,644
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (--%)
Waters                                                    264(b)               17,028
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
Deere & Co                                              2,142                 154,502
Illinois Tool Works                                       327                  15,536
Ingersoll-Rand Cl A                                     1,332(c)               49,857
Manitowoc                                                 871                  28,334
Parker Hannifin                                           881                  62,833
                                                                      ---------------
Total                                                                         311,062
-------------------------------------------------------------------------------------


MEDIA (0.1%)
CBS Cl B                                                3,552                  69,228
Gannett                                                 2,452                  53,135
                                                                      ---------------
Total                                                                         122,363
-------------------------------------------------------------------------------------


METALS & MINING (0.1%)
Freeport-McMoRan Copper & Gold                            793                  92,932
Newmont Mining                                          1,303                  67,964
                                                                      ---------------
Total                                                                         160,896
-------------------------------------------------------------------------------------


MULTILINE RETAIL (--%)
Kohl's                                                    646(b)               25,866
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.6%)
Anadarko Petroleum                                      1,856                 138,903
Chevron                                                 8,790                 871,352
ConocoPhillips                                          1,495                 141,113
Exxon Mobil                                             9,740                 858,386
Hess                                                    1,031                 130,102
Marathon Oil                                            1,922                  99,694
Occidental Petroleum                                    4,716                 423,780
                                                                      ---------------
Total                                                                       2,663,330
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.2%)
Allergan                                                  314                  16,344
Eli Lilly & Co                                          1,465                  67,624
Forest Laboratories                                       901(b)               31,301
Johnson & Johnson                                      12,036                 774,395
King Pharmaceuticals                                    6,422(b)               67,238
Merck & Co                                              3,179                 119,817
Pfizer                                                 42,501                 742,492
                                                                      ---------------
Total                                                                       1,819,211
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Alexandria Real Estate Equities                           283                  27,547
AMB Property                                              340                  17,129
AvalonBay Communities                                     283                  25,232
Boardwalk Real Estate Investment Trust                    218(c)                8,154
Boston Properties                                         411                  37,080
Brookfield Properties                                   1,186                  21,099
Camden Property Trust                                     265                  11,729
Colonial Properties Trust                                 156                   3,123
Corporate Office Properties Trust                         107                   3,673
Developers Diversified Realty                             151                   5,241
DiamondRock Hospitality                                   270                   2,940
Digital Realty Trust                                      164                   6,709
Douglas Emmett                                            808                  17,752
Duke Realty                                               216                   4,849
Equity Lifestyle Properties                               227                   9,988
Equity Residential                                        979                  37,466
Essex Property Trust                                      201                  21,407
Federal Realty Investment Trust                           291                  20,079
General Growth Properties                                 731                  25,607
HCP                                                       785                  24,971
Healthcare Realty Trust                                   337                   8,010
Hersha Hospitality Trust                                  164                   1,238
Highwoods Properties                                      699                  21,963
Home Properties                                           379                  18,215
Host Hotels & Resorts                                   1,547                  21,117
Kilroy Realty                                             190                   8,936
Kimco Realty                                              591                  20,401
LaSalle Hotel Properties                                  175                   4,398
Liberty Property Trust                                    271                   8,984
Macerich                                                  388                  24,106
Medical Properties Trust                                  773                   7,823
Mid-America Apartment Communities                          89                   4,543
Parkway Properties                                         62                   2,091
Post Properties                                           156                   4,641
ProLogis                                                  933                  50,709
Public Storage                                            407                  32,882
Rayonier                                                  104                   4,416
Regency Centers                                           339                  20,042
Senior Housing Properties Trust                           333                   6,503
Simon Property Group                                      848                  76,226
SL Green Realty                                           316                  26,140
Sovran Self Storage                                       107                   4,447
Strategic Hotels & Resorts                                611                   5,725
Taubman Centers                                           171                   8,319
Ventas                                                    493                  20,987
Vornado Realty Trust                                      631                  55,528
                                                                      ---------------
Total                                                                         800,165
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forest City Enterprises Cl A                              316                  10,182
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
CSX                                                     1,057                  66,390
Union Pacific                                           1,002                  75,651
                                                                      ---------------
Total                                                                         142,041
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
Intel                                                  10,483                 225,175
NVIDIA                                                    765(b)               14,321
                                                                      ---------------
Total                                                                         239,496
-------------------------------------------------------------------------------------


SOFTWARE (0.1%)
BMC Software                                            2,497(b)               89,892
Electronic Arts                                           331(b)               14,706
Oracle                                                  7,015(b)              147,315
                                                                      ---------------
Total                                                                         251,913
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
Abercrombie & Fitch Cl A                                  351                  22,001
AutoNation                                              1,852(b)               18,557
Bed Bath & Beyond                                         696(b)               19,558
Best Buy                                                1,318                  52,193
GameStop Cl A                                           1,593(b)               64,357
Gap                                                     1,391                  23,188
Home Depot                                             11,069                 259,235
Lowe's Companies                                        5,817                 120,703
                                                                      ---------------
Total                                                                         579,792
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                   1,388(b)               40,085
Jones Apparel Group                                     2,110                  29,013
Liz Claiborne                                           2,378                  33,649
Nike Cl B                                                 400                  23,844
VF                                                        402                  28,614
                                                                      ---------------
Total                                                                         155,205
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


THRIFTS & MORTGAGE FINANCE (0.1%)
Countrywide Financial                                   2,858                 $12,147
Fannie Mae                                              6,057                 118,172
Freddie Mac                                             3,935                  64,534
MGIC Investment                                         1,665                  10,173
Washington Mutual                                       5,181                  25,542
                                                                      ---------------
Total                                                                         230,568
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                               239                  19,550
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,192,211)                                                       $15,573,217
-------------------------------------------------------------------------------------





BONDS (59.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (1.8%)(C)
Development Bank of Japan
 (Japanese Yen)
 06-20-14                             1.60%            80,000,000            $763,077
KfW
 (Japanese Yen)
 01-20-14                             1.35            138,000,000           1,289,847
Pemex Project Funding Master Trust
 03-01-18                             5.75                200,000(d)          197,500
 06-15-35                             6.63                445,000             439,038
Petrobras Intl Finance
 03-01-18                             5.88                120,000             115,500
Petroleos de Venezuela
 04-12-17                             5.25                350,000             243,250
                                                                      ---------------
Total                                                                       3,048,212
-------------------------------------------------------------------------------------
FOREIGN LOCAL GOVERNMENT (--%)(C)
Santa Fe de Bogota
 (Colombian Peso) Sr Unsecured
 07-26-28                             9.75            200,000,000(d)           75,099
-------------------------------------------------------------------------------------


SOVEREIGN (6.3%)(C)
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                             6.00                500,000             509,750
 10-14-19                             8.88                270,000             338,040
Govt of Jamaica
 06-24-19                             8.00                200,000             185,000
Govt of Jamaica
 Sr Unsecured
 03-15-39                             8.00                320,000             292,800
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                             7.00                 20,000              15,245
Govt of Ukraine
 06-26-12                             6.39                250,000(d)          240,000
Govt of Ukraine
 Sr Unsecured
 11-14-17                             6.75                100,000(d)           89,650
Govt of Ukraine
 Sr Unsub
 11-21-16                             6.58                100,000(d)           88,500
Islamic Republic of Pakistan
 06-01-17                             6.88               $150,000(d)         $115,500
Merrill Lynch & Co
 (Brazilian Real) Sr Unsecured
 03-08-17                            10.71              1,240,000             631,178
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                            10.09              1,050,000(d)         $501,935
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                             3.44                295,320(d,l)        195,650
Republic of Argentina
 09-12-13                             7.00                325,000             252,525
 04-17-17                             7.00                280,000             192,911
Republic of Argentina
 Sr Unsecured
 12-15-35                             5.00              1,750,000(h)          173,250
Republic of Colombia
 01-27-17                             7.38                100,000             108,000
 09-18-37                             7.38                300,000             321,000
Republic of Colombia
 (Colombian Peso)
 10-22-15                            12.00            410,000,000             203,713
 06-28-27                             9.85            157,000,000              64,081
Republic of El Salvador
 06-15-35                             7.65                290,000(d)          300,150
Republic of Indonesia
 Sr Unsecured
 02-17-37                             6.63                400,000(d)          338,252
 01-17-38                             7.75                100,000(d)           94,000
Republic of Panama
 04-28-34                             8.13                100,000             118,500
Republic of Panama
 Sr Unsecured
 01-26-36                             6.70                100,000             101,500
Republic of Peru
 Sr Unsecured
 03-14-37                             6.55                100,000             101,250
Republic of Philippines
 01-15-16                             8.00                100,000             107,000
 10-07-16                             8.75                100,000(d)          116,500
 01-15-19                             9.88                 70,000              85,050
 10-21-24                             9.50                 90,000             109,800
 01-14-31                             7.75                600,000             621,720
Republic of Turkey
 03-15-15                             7.25                200,000             197,250
 04-03-18                             6.75                400,000             374,000
 02-05-25                             7.38                150,000             138,375
 02-14-34                             8.00                180,000             171,900
 03-17-36                             6.88                580,000             479,225
Republic of Venezuela
 02-26-16                             5.75                450,000             353,475
 12-09-20                             6.00                250,000             179,625
 04-21-25                             7.65                150,000             118,500
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50                330,000             311,025
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                             4.25              8,263,216(g)          439,348
 06-26-37                             3.70              3,933,438(g)          182,742
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                125,000             128,000
Russian Federation
 03-31-30                             7.50                300,425(d)          337,197
United Kingdom Treasury
 (British Pound)
 09-07-14                             5.00                341,000            $673,280
                                                                      ---------------
Total                                                                      10,696,392
-------------------------------------------------------------------------------------


SUPRANATIONAL (0.7%)(C)
European Investment Bank
 (Japanese Yen) Sr Unsecured
 06-20-17                             1.40            121,000,000           1,118,351
 01-18-27                             2.15              7,100,000              65,934
                                                                      ---------------
Total                                                                       1,184,285
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (11.4%)
Federal Home Loan Mtge Corp
 07-17-15                             4.38                330,000             327,915
 12-14-18                             5.00              2,000,000           1,869,048
 03-15-31                             6.75                250,000             301,151
Federal Natl Mtge Assn
 01-02-14                             5.13              2,000,000           1,995,620
 11-15-30                             6.63                645,000             765,651
 07-15-37                             5.63                255,000             263,708
U.S. Treasury
 04-30-10                             2.13                 15,000              14,891
 06-30-10                             2.88                 10,000              10,049
 05-31-13                             3.50                815,000             821,049
 05-15-18                             3.88              1,075,000           1,066,014
 02-15-26                             6.00              1,945,000           2,277,930
 05-15-37                             5.00                105,000             112,842
U.S. Treasury Inflation-Indexed Bond
 01-15-12                             3.38                362,877(g)          400,662
 07-15-12                             3.00              1,194,550(g)        1,312,122
 01-15-14                             2.00              1,976,063(g)        2,098,285
 01-15-15                             1.63              2,080,917(g)        2,149,473
 01-15-17                             2.38              2,662,600(g)        2,882,625
 01-15-18                             1.63                307,566(g)          312,508
 04-15-28                             3.63                331,983(g)          414,362
                                                                      ---------------
Total                                                                      19,395,905
-------------------------------------------------------------------------------------


ASSET-BACKED (1.5%)
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                             5.75              1,000,000             989,560
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                             2.62                 42,841(j)           42,292
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                             2.86              3,300,000(j)        1,186,548
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
 10-25-36                             2.59                400,000(j)          350,875
                                                                      ---------------
Total                                                                       2,569,275
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (5.7%)(F)
Bank of America-First Union NB Commercial Mtge
 Series 2001-3 Cl A1
 04-11-37                             4.89                558,384             559,163
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                             5.42                956,687             948,218
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                             5.25                 53,252              53,561


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                             5.21%            $1,000,000            $976,480
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82              1,760,117           1,704,194
Greenwich Capital Commercial Funding
 Series 2007-GG1 Cl A1
 12-10-49                             5.36                979,648             961,132
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                             4.39              1,099,660           1,083,682
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79              1,000,000             948,746
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                             5.08                420,941             422,831
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34                134,529             133,906
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                             6.10                175,000             176,423
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                             4.94              1,000,000             947,816
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31              1,000,000             937,435
                                                                      ---------------
Total                                                                       9,853,587
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (17.7%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.69                207,962(k)          156,409
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00                294,063             261,739
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                             6.00                992,482             883,386
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.21                265,075(k)          201,247
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                             5.98                253,078(k)          231,426
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                             5.00                448,767             388,990
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                             6.00                471,583             428,551
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50                915,528             759,316
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             2.98                322,747(j)          150,476
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                             5.61                380,945(k)          276,132
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.34                128,251(k)          100,899
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 2A1
 03-20-36                             5.33                211,604(k)          160,949
Federal Home Loan Mtge Corp
 07-01-38                             6.00              1,000,000(e)        1,010,000
 07-01-38                             6.50              1,000,000(e)        1,030,625
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00                493,106             474,162
Federal Home Loan Mtge Corp #H01089
 08-01-37                             6.00                835,130             837,994
Federal Natl Mtge Assn
 07-01-38                             5.50              2,500,000(e)        2,464,063
 07-01-38                             6.50              3,000,000(e)        3,088,124
Federal Natl Mtge Assn #257016
 12-01-37                             7.00                444,138             466,051
Federal Natl Mtge Assn #702038
 05-01-33                             5.00              1,052,392           1,015,250
Federal Natl Mtge Assn #725594
 07-01-34                             5.50              1,519,752           1,504,050
Federal Natl Mtge Assn #735224
 02-01-35                             5.50                986,177             977,837
Federal Natl Mtge Assn #745392
 12-01-20                             4.50                708,412             691,012
Federal Natl Mtge Assn #766641
 03-01-34                             5.00                616,885             594,342
Federal Natl Mtge Assn #770439
 04-01-34                             6.00                 53,491              54,175
Federal Natl Mtge Assn #804303
 11-01-34                             5.50              1,267,204           1,254,112
Federal Natl Mtge Assn #848482
 12-01-35                             6.00                909,810             920,027
Federal Natl Mtge Assn #899938
 12-01-37                             7.00              1,568,145(s)        1,645,515
Federal Natl Mtge Assn #915770
 03-01-37                             6.50                990,578           1,020,994
Federal Natl Mtge Assn #928860
 11-01-37                             8.00                375,565             400,478
Federal Natl Mtge Assn #949320
 10-01-37                             7.00              1,120,260           1,175,532
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                             6.52                635,075(v)          164,296
Govt Natl Mtge Assn
 07-01-38                             5.50                500,000(e)          497,500
 07-01-38                             6.00                500,000(e)          507,500
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             2.60                479,602(j)          435,382
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00                923,547             846,675
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50                962,264             892,801
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11                122,798(k)          118,363
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00              1,173,363           1,110,847
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                             6.00                234,310             189,810
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00                929,362             873,673
                                                                      ---------------
Total                                                                      30,260,710
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (0.2%)
Alion Science and Technology
 02-01-15                            10.25                150,000             105,000
L-3 Communications
 01-15-14                             6.13                250,000             234,375
                                                                      ---------------
Total                                                                         339,375
-------------------------------------------------------------------------------------


AUTOMOTIVE (--%)
General Motors
 Sr Unsecured
 04-15-16                             7.70                125,000              75,938
-------------------------------------------------------------------------------------


BANKING (1.1%)
Alfa MTN Markets/ABH Financial
 06-25-12                             8.20                150,000(c,d)        145,500
Banco BMG
 Sr Unsecured
 01-15-16                             9.15                100,000(c,d)        101,750
Banco de Credito del Peru
 Sub Nts
 11-07-21                             6.95                200,000(c,d,j)      206,734
Bank of America
 Sr Unsecured
 05-01-18                             5.65                300,000             280,203
Citigroup
 Sr Unsecured
 05-15-18                             6.13                 80,000              76,557
Citigroup
 Sub Nts
 02-15-17                             5.50                200,000(s)          182,390


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Popular North America
 10-01-08                             3.88%              $350,000            $349,265
Russian Standard Finance
 Sr Unsub
 05-05-11                             8.63                100,000(c,d)         95,535
Temir Capital for JSC TemirBank
 05-21-14                             9.50                300,000(c,d)        318,443
TuranAlem Finance
 01-22-37                             8.25                150,000(c,d)        125,250
UK SPV Credit Finance for JSC
 Commercial Bank Privatbank
 02-06-12                             8.00                100,000(c,d)         92,606
                                                                      ---------------
Total                                                                       1,974,233
-------------------------------------------------------------------------------------


BROKERAGE (0.3%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88                125,000             121,013
Merrill Lynch & Co
 04-25-18                             6.88                150,000             142,545
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63                315,000             298,471
                                                                      ---------------
Total                                                                         562,029
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.2%)
Gibraltar Inds
 Series B
 12-01-15                             8.00                150,000             125,250
Odebrecht Finance
 10-18-17                             7.50                200,000(c,d)        208,928
                                                                      ---------------
Total                                                                         334,178
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Airgas
 10-01-18                             7.13                150,000(d)          150,000
MacDermid
 Sr Sub Nts
 04-15-17                             9.50                 90,000(d)           83,700
Momentive Performance
 Pay-in-kind
 12-01-14                            10.13                 75,000(i)           62,625
                                                                      ---------------
Total                                                                         296,325
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
 10-15-16                            11.00                120,000             101,400
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.2%)
Clorox
 Sr Unsecured
 03-01-13                             5.00                250,000             244,405
Jarden
 05-01-17                             7.50                147,000             129,360
                                                                      ---------------
Total                                                                         373,765
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.1%)
GRUPO KUO
 10-17-17                             9.75                150,000(c,d)        152,438
-------------------------------------------------------------------------------------


ELECTRIC (0.9%)
Aes Dominicana Energia Finance
 12-13-15                            11.00                200,000(c,d)        198,000
Indiana Michigan Power
 Sr Unsecured
 03-15-37                             6.05                200,000             174,763
Majapahit Holding
 10-17-16                             7.75                200,000(c,d)        190,750
 06-28-17                             7.25                200,000(c,d)        190,748
Natl Power
 11-02-16                             6.88                300,000(c,d,s)      304,596
NRG Energy
 01-15-17                             7.38                150,000             141,750
Sierra Pacific Power
 Series M
 05-15-16                             6.00                415,000             410,415
                                                                      ---------------
Total                                                                       1,611,022
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.5%)
Bertin Ltda
 Sr Unsecured
 10-05-16                            10.25                220,000(c,d)        226,600
Cerveceria Nacional Dominicana
 03-27-12                            16.00                200,000(c,d)        186,120
Cott Beverages USA
 12-15-11                             8.00                200,000             168,000
JBS
 02-07-11                             9.38                100,000(c)          101,000
Marfrig Overseas
 11-16-16                             9.63                120,000(c,d)        115,200
MHP
 11-30-11                            10.25                100,000(c,d)         99,875
                                                                      ---------------
Total                                                                         896,795
-------------------------------------------------------------------------------------


GAMING (0.4%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                            10.13                175,000             168,438
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                            10.25                150,000(d)           97,500
MGM Mirage
 06-01-16                             7.50                150,000             123,375
Pokagon Gaming Authority
 Sr Nts
 06-15-14                            10.38                166,000(d)          178,035
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                             9.00                210,000(d)          203,700
                                                                      ---------------
Total                                                                         771,048
-------------------------------------------------------------------------------------


GAS PIPELINES (0.4%)
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80                534,000             545,457
TGI Intl
 10-03-17                             9.50                200,000(c,d)        213,750
                                                                      ---------------
Total                                                                         759,207
-------------------------------------------------------------------------------------


HEALTH CARE (0.5%)
Community Health Systems
 07-15-15                             8.88                175,000             176,094
HCA
 Sr Unsecured
 02-15-16                             6.50                300,000             249,750
Omnicare
 Sr Sub Nts
 06-01-13                             6.13                250,000             228,750
Select Medical
 Sr Unsecured
 09-15-15                             8.45                150,000(j)          132,750
                                                                      ---------------
Total                                                                         787,344
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (0.1%)
K Hovnanian Enterprises
 05-01-13                            11.50                120,000(d)          123,600
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.2%)
Connacher Oil and Gas
 Sr Secured
 12-15-15                            10.25                155,000(c,d)        163,525
Quicksilver Resources
 08-01-15                             8.25                145,000             143,913
Sandridge Energy
 Sr Nts
 06-01-18                             8.00                 90,000(d)           90,225
                                                                      ---------------
Total                                                                         397,663
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.2%)
TNK-BP Finance
 03-13-18                             7.88                425,000(c,d)        414,957
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.2%)
Pricoa Global Funding I
 Secured
 10-18-12                             5.40                150,000(d)          148,914
Prudential Financial
 Sr Unsecured
 12-01-37                             6.63                130,000             121,975
                                                                      ---------------
Total                                                                         270,889
-------------------------------------------------------------------------------------


MEDIA CABLE (0.3%)
Cablevision Systems
 Sr Unsecured Series B
 04-15-12                             8.00                125,000             118,125
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-14                             8.38                111,000(d)          105,173
Comcast
 03-15-37                             6.45                305,000             283,860
                                                                      ---------------
Total                                                                         507,158
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.2%)
British Sky Broadcasting Group
 02-23-09                             6.88                300,000(c)          304,548
EchoStar DBS
 02-01-16                             7.13                300,000             276,750
Lamar Media
 Series C
 08-15-15                             6.63                300,000             273,000
LBI Media
 Sr Sub Nts
 08-01-17                             8.50                138,000(d)          107,640
News America
 12-15-35                             6.40                265,000             250,774
RH Donnelley
 Sr Unsecured
 01-15-13                             6.88                300,000             178,500


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13%              $300,000            $280,054
Thomson Reuters
 10-01-14                             5.70                350,000(c)          344,596
                                                                      ---------------
Total                                                                       2,015,862
-------------------------------------------------------------------------------------


METALS (0.2%)
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                            11.25                350,000(c,d)        315,000
Vedanta Resources
 Sr Unsecured
 07-18-18                             9.50                100,000(c,d,e)      100,948
                                                                      ---------------
Total                                                                         415,948
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (0.1%)
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                            11.13                345,000             224,250
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.5%)
F Capital
 08-16-37                             7.29                300,000(c,d)        277,500
Gaz Capital
 Sr Unsecured
 11-22-16                             6.21                100,000(c,d)         92,500
 03-07-22                             6.51                300,000(c,d)        269,250
Gazstream
 07-22-13                             5.63                 70,638(c,d)         69,204
KazMunaiGaz Finance
 07-02-18                             9.13                100,000(c,d,e)      101,268
                                                                      ---------------
Total                                                                         809,722
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.1%)
Cardtronics
 08-15-13                             9.25                228,000             215,460
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Vitro
 02-01-17                             9.13                300,000(c)          237,750
-------------------------------------------------------------------------------------


PAPER (0.2%)
Georgia-Pacific LLC
 01-15-17                             7.13                175,000(d)          164,500
NewPage
 Sr Secured
 05-01-12                            10.00                 84,000              85,050
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                             8.00                110,000              88,000
                                                                      ---------------
Total                                                                         337,550
-------------------------------------------------------------------------------------


RAILROADS (0.1%)
Burlington Northern Sante Fe
 01-15-15                             4.88                100,000              95,876
CSX
 Sr Unsecured
 04-01-15                             6.25                 80,000              80,272
                                                                      ---------------
Total                                                                         176,148
-------------------------------------------------------------------------------------


REITS (--%)
ERP Operating LP
 Sr Unsecured
 06-15-17                             5.75                 80,000              74,030
-------------------------------------------------------------------------------------


RETAILERS (--%)
Kohl's
 Sr Unsecured
 12-15-17                             6.25                 90,000              85,803
-------------------------------------------------------------------------------------


SUPERMARKETS (0.2%)
Controladora Comerical Mexicana
 (Mexican Peso)
 03-30-27                             8.70              5,100,000(c,d)        426,730
-------------------------------------------------------------------------------------


TECHNOLOGY (0.1%)
SunGard Data Systems
 08-15-13                             9.13                130,000             131,300
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Erac USA Finance
 10-15-17                             6.38                200,000(d)          173,858
-------------------------------------------------------------------------------------


TREASURY (3.3%)(C)
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-10                             5.38                305,000             484,542
 01-04-13                             4.50                345,000             538,312
 07-04-14                             4.25              1,400,000           2,158,003
 01-04-18                             4.00                130,000             195,159
 07-04-34                             4.75                135,000             206,661
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Unsecured
 08-01-17                             5.25                650,000           1,036,304
Govt of Canada
 (Canadian Dollar)
 09-01-09                             4.25                215,000             213,160
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                            10.25          5,900,000,000             507,793
Govt of Norway
 (Norwegian Krone)
 05-16-11                             6.00                227,000              44,995
Govt of Poland
 (Polish Zloty)
 03-24-10                             5.75                231,000             106,388
Govt of Sweden
 (Swedish Krona)
 05-05-14                             6.75                400,000              73,422
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-18-14                             9.50              2,000,000             198,255
                                                                      ---------------
Total                                                                       5,762,994
-------------------------------------------------------------------------------------


WIRELESS (0.3%)
Nextel Communications
 Series D
 08-01-15                             7.38                185,000             153,550
Sprint Capital
 05-01-09                             6.38                400,000             400,000
                                                                      ---------------
Total                                                                         553,550
-------------------------------------------------------------------------------------


WIRELINES (1.9%)
AT&T
 Sr Unsecured
 03-15-11                             6.25                  5,000               5,170
 01-15-38                             6.30                280,000             264,676
Citizens Communications
 Sr Unsecured
 01-15-13                             6.25                150,000             139,125
GCI
 Sr Unsecured
 02-15-14                             7.25                153,000             131,580
Qwest
 Sr Unsecured
 06-15-15                             7.63                275,000             264,688
Telecom Italia Capital
 11-15-13                             5.25                360,000(c)          340,073
Telefonica Europe
 09-15-10                             7.75                390,000(c)          411,041
TELUS
 Sr Unsecured
 06-01-11                             8.00                880,000(c,s)        944,825
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88                603,000(s)          628,866
Windstream
 03-15-19                             7.00                150,000             136,125
                                                                      ---------------
Total                                                                       3,266,169
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $104,823,805)                                                     $102,739,953
-------------------------------------------------------------------------------------





SENIOR LOANS (30.0%)(m)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.4%)
TransDigm
 Term Loan
 06-23-13                               4.80%          $500,000              $483,500
Wesco Aircraft Hardware
 1st Lien Term Loan
 TBD                                     TBD            125,000(e,n)          120,781
                                                                      ---------------
Total                                                                         604,281
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.7%)
Delphi
 Debtor In Possession
 Initial Tranche C Term Loan
 12-31-08                               8.50            317,650(u)            302,244
Delphi
 Debtor In Possession
 Subsequent Tranche C Term Loan
 12-31-08                               8.50             32,350(u)             30,781
Delphi
 Debtor In Possession
 Tranche B Term Loan
 12-31-08                               7.25             50,000(u)             49,891
Exide Tech
 Term Loan
 05-18-12                               5.93             49,500                46,401
Goodyear Engineered Product
 1st Lien Term Loan
 07-31-14                               5.40             43,422                39,441


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (CONT.)
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                               4.99%            $6,219                $5,649
Mark IV
 Tranche B Term Loan
 06-21-11                               7.31            448,111               328,241
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                          4.20-4.43            359,169               333,428
                                                                      ---------------
Total                                                                       1,136,076
-------------------------------------------------------------------------------------


BROKERAGE (0.1%)
Nuveen Investments
 Term Loan
 11-13-14                               5.48            124,688               115,986
-------------------------------------------------------------------------------------


CHEMICALS (1.9%)
Brenntag
 Acquisition Facility Term Loan
 01-18-14                               5.79              9,818(c)              9,229
Brenntag
 Tranche B2 Term Loan
 01-18-14                               5.79             40,182(c)             37,432
Celanese
 Credit Linked Deposit
 04-02-13                               2.46            525,455(c)            497,432
Hexion Specialty Chemical
 Tranche C5 Term Loan
 05-05-13                               5.06             99,000                89,825
Huntsman Intl LLC
 Tranche B Term Loan
 04-19-14                               4.23            187,805               174,615
Invista Canada
 Tranche B2 Term Loan
 04-29-11                               4.30             87,054                83,137
Invista
 Tranche B1 Term Loan
 04-29-11                               4.30            164,231               156,840
ISP Chemical
 Term Loan
 06-04-14                          4.00-4.25             24,750                23,306
Kraton Polymers
 Term Loan
 05-12-13                               4.75             99,239                92,788
Lyondell Chemical
 Tranche B2 Term Loan
 TBD                                     TBD            100,000(e,n)           87,056
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                               4.95            174,125               149,530
Nalco Chemical
 Tranche B Term Loan
 11-04-10                          4.23-4.92            646,581               637,794
PQ
 1st Lien Term Loan
 TBD                                     TBD             75,000(e,n)           70,454
Rockwood Specialties Group
 Tranche E Term Loan
 12-13-13                               4.40            618,370               596,505
Univar
 Tranche B Term Loan
 10-10-14                               5.80            585,778(c)            545,506
                                                                      ---------------
Total                                                                       3,251,449
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.5%)
Flowserve
 Tranche B Term Loan
 08-10-12                          4.25-4.31            623,951               603,672
Xerium Technologies
 Tranche B Term Loan
 05-30-12                               8.30            266,125               238,182
                                                                      ---------------
Total                                                                         841,854
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (1.0%)
Amscan
 Term Loan
 05-25-13                          4.73-5.05            163,759               144,108
Central Garden & Pet
 Tranche B Term Loan
 09-30-12                               3.99            194,414               171,084
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                               5.06             16,667                15,250
Fender Musical Instruments
 Tranche B Term Loan
 06-09-14                          4.70-5.17             33,083                30,271
Jarden
 Tranche B Term Loan
 01-24-12                               4.55            327,384               312,066
Prestige Brands
 Tranche B Term Loan
 04-06-11                          4.73-5.16            245,303               240,397
Simmons
 Tranche D Term Loan
 12-19-11                          4.87-7.25            417,678               386,353
Visant
 Tranche C Term Loan
 TBD                                     TBD            265,507(e,n)          261,524
 12-21-11                               5.17            220,865               217,552
                                                                      ---------------
Total                                                                       1,778,605
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.5%)
Contech Constructions Products
 Term Loan
 01-31-13                          4.49-4.77            387,253               335,942
Foamex Intl
 Tranche B 1st Lien Term Loan
 02-12-13                          5.73-7.25            244,875               202,022
Johnson Diversey
 Delayed Draw Term Loan
 12-16-10                               4.78             55,840                53,885
Johnson Diversey
 Tranche B Term Loan
 12-16-11                               4.78            170,665               164,692
Maxim Crane Works LP
 Tranche B Term Loan
 06-30-14                          4.45-6.25             24,813                24,688
New Customer Service
 Term Loan
 05-22-14                          5.14-5.40            149,098               134,282
                                                                      ---------------
Total                                                                         915,511
-------------------------------------------------------------------------------------


ELECTRIC (1.3%)
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                               6.18            407,461               402,164
Bicent Power
 Tranche B 1st Lien Term Loan
 06-30-14                               4.81             14,100                13,033
Covanta Energy
 1st Lien Credit Linked Deposit
 02-09-14                               2.59            164,111               156,316
Covanta Energy
 1st Lien Term Loan
 02-09-14                          4.19-4.31            331,701               315,945
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                          5.94-6.48            249,437               230,729
Enersys
 Term Loan
 03-17-11                          4.41-4.55            117,318(c)            116,438
La Paloma Generating LLC
 2nd Lien Term Loan
 08-16-13                               6.30            500,000               442,916
La Paloma
 Term Loan
 08-16-12                               4.55            473,878               417,804
NRG Energy
 Credit Linked Deposit
 02-01-13                               4.10             29,284                27,758
NRG Energy
 Term Loan
 02-01-13                               4.20             59,960                56,835
Reliant Energy
 Letter of Credit
 06-30-14                               2.34             50,000                47,375
                                                                      ---------------
Total                                                                       2,227,313
-------------------------------------------------------------------------------------


ENTERTAINMENT (1.8%)
24 Hour Fitness
 Tranche B Term Loan
 06-08-12                          4.99-5.20             99,491                93,770
AMC Entertainment
 Term Loan
 01-26-13                               4.23            533,358               505,506
Cedar Fair LP
 Term Loan
 08-30-12                               4.48            498,728               471,921
Cinemark USA
 Term Loan
 10-05-13                          4.43-4.67            634,876               603,926
Hit Entertainment
 Term Loan
 06-12-14                               4.79            254,652               228,550
Regal Cinemas
 Term Loan
 11-10-10                               4.30            693,422               658,405
Six Flags Premier Parks
 Tranche B Term Loan
 04-30-15                          4.60-5.33            455,563               400,326
Universal City
 Term Loan
 06-09-11                          4.21-4.47            100,000                97,000
                                                                      ---------------
Total                                                                       3,059,404
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


ENVIRONMENTAL (--%)
Allied Waste North America
 Tranche A Credit Linked Deposit
 03-28-14                          3.98-4.57%           $24,745               $24,381
Allied Waste North America
 Tranche B Term Loan
 03-28-14                               2.60             36,502                36,035
                                                                      ---------------
Total                                                                          60,416
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.0%)
Aramark
 Letter of Credit
 TBD                                     TBD             19,414(e,n)           18,346
Aramark
 Term Loan
 TBD                                     TBD            305,586(e,n)          286,169
Constellation Brands
 Tranche B Term Loan
 06-05-13                          4.00-4.19            724,074               699,912
Dean Foods
 Tranche B Term Loan
 04-02-14                          3.99-4.31            455,591               429,809
OSI Group LLC
 Term Loan
 09-15-11                               4.80            334,244               329,230
                                                                      ---------------
Total                                                                       1,763,466
-------------------------------------------------------------------------------------


GAMING (1.8%)
Ameristar Casinos
 Term Loan
 11-10-12                               5.02            316,708               305,623
BLB Wembly
 1st Lien Term Loan
 08-23-11                          6.71-7.19            260,683               174,006
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-18-13                          4.93-5.05            471,260               451,622
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-18-12                               4.95            574,400               550,464
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-13                               6.95             25,000                23,469
CCM Merger
 Tranche B 1st Lien Term Loan
 07-13-12                          4.63-4.80            330,114               310,307
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD             75,000(e,n,o)         64,313
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                               5.92            150,000               128,625
Golden Nugget
 1st Lien Term Loan
 06-30-14                               4.49             63,636                57,909
Golden Nugget
 2nd Lien Term Loan
 06-30-14                               5.74             50,000                34,500
Golden Nugget
 Delayed Draw Term Loan
 TBD                                     TBD             36,364(e,n,o)         33,091
Greektown Casino LLC
 Tranche B Term Loan
 12-03-12                               7.44             74,775                71,878
Greektown Holdings LLC
 Debtor In Possession
 Delayed Draw Term Loan
 TBD                                     TBD            503,329(e,n,o,u)      506,791
 12-03-12                               9.75            146,671(u)            147,680
Green Valley Ranch Gaming
 2nd Lien Term Loan
 08-16-14                               5.89            300,000               189,999
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
 05-23-14                               4.17             20,000                18,200
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                               4.45             79,200                72,072
                                                                      ---------------
Total                                                                       3,140,549
-------------------------------------------------------------------------------------


GAS PIPELINES (0.1%)
Calumet Lubricants
 Credit Linked Deposit
 01-03-15                               2.53             14,368                12,823
Calumet Lubricants
 Term Loan
 01-03-15                               6.68            110,079                99,071
Coffeyville Resources
 Letter of Credit
 06-22-11                               0.00             16,641                15,739
Coffeyville Resources
 Tranche D Term Loan
 12-28-13                          5.45-9.75             54,662                51,701
                                                                      ---------------
Total                                                                         179,334
-------------------------------------------------------------------------------------


HEALTH CARE (2.4%)
AGA Medical
 Tranche B Term Loan
 04-28-13                          4.70-4.72            100,000                95,000
Biomet
 Term Loan
 09-25-15                               5.80             49,625                48,533
Capella Healthcare
 1st Lien Term Loan
 00-02-15                               6.75            124,688               121,259
Carestream Health
 1st Lien Term Loan
 04-30-13                          4.48-4.90            241,781               215,185
DaVita
 Tranche B1 Term Loan
 10-05-12                          3.99-4.22            780,893               749,173
Emdeon Business Services LLC
 1st Lien Term Loan
 11-16-13                               4.81            174,538               165,375
HCA
 Tranche B Term Loan
 11-17-13                               5.05            157,600               147,857
IASIS Healthcare
 Delayed Draw Term Loan
 03-14-14                               4.48            476,948               448,631
IASIS Healthcare
 Letter of Credit
 03-14-14                               0.00            127,186               119,635
inVentiv Health
 Tranche B Term Loan
 10-05-11                               4.56             23,336                21,877
Inverness Medical
 1st Lien Term Loan
 06-26-14                          4.80-6.00%            49,625                47,371
Inverness Medical
 2nd Lien Term Loan
 06-26-15                               7.06            500,000               476,040
Natl Mentor Holding
 Synthetic Letter of Credit
 06-29-13                               2.00              7,161                 6,176
Natl Mentor Holding
 Tranche B Term Loan
 06-29-13                               4.81            117,540               101,378
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                          4.95-5.05            524,516               520,582
Select Medical
 Tranche B Term Loan
 02-24-12                          4.63-6.00             74,480                68,569
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                               4.97             43,011                41,291
Stiefel Laboratories
 Term Loan
 12-28-13                               4.97             56,233                53,984
Surgical Care Affiliates
 Term Loan
 12-29-14                               5.05             24,750                22,028
Vanguard Health Systems
 Term Loan
 09-23-11                               5.05            749,174               720,376
                                                                      ---------------
Total                                                                       4,190,320
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.1%)
Conseco
 Term Loan
 10-10-13                               4.48            288,837               250,566
-------------------------------------------------------------------------------------


MEDIA CABLE (1.6%)
Cequel Communication
 1st Lien Term Loan
 11-05-13                          4.69-6.00            248,741               232,418
Charter Communications
 Term Loan
 09-06-14                          4.89-4.90            498,750               437,593
CSC Holdings
 Incremental Term Loan
 03-29-13                               4.23            371,412               352,593
Discovery Communications
 Tranche B Term Loan
 05-14-14                               4.80            495,000               483,615
Mediacom Communications
 Tranche D2 Term Loan
 12-31-15                          4.20-4.24            362,310               332,419
NTL Telewest
 Tranche B4 Term Loan
 09-03-12                               4.94            838,564(c)            806,423
Telesat
 Tranche 1 Term Loan
 10-31-14                          5.65-5.90             91,665(c)             88,261


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Telesat
 Tranche 2 Term Loan
 10-31-14                          5.57-8.79%            $5,353(c)             $5,154
 TBD                                     TBD              2,513(c,e,n,o)        2,420
                                                                      ---------------
Total                                                                       2,740,896
-------------------------------------------------------------------------------------


MEDIA NON CABLE (4.2%)
Advanstar
 1st Lien Term Loan
 05-31-14                               5.05             74,250                62,370
Advanstar
 2nd Lien Term Loan
 11-30-14                               7.80             25,000                17,750
CanWest Media
 Tranche D Term Loan
 07-13-14                               4.65             49,500(c)             46,406
Cengage Learning
 Tranche B Term Loan
 07-05-14                               4.98            558,580               504,582
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                          4.12-4.44             50,000                42,500
CMP Susquehanna
 Term Loan
 05-05-13                               4.51            347,242               281,266
Cumulus Media
 Term Loan
 06-11-14                          4.22-4.23            440,357               389,166
CW Media Holdings
 Tranche B Term Loan
 02-16-15                               5.94            199,000               190,045
Deluxe Communications
 Tranche A Term Loan
 05-11-13                               4.73             13,924                12,357
Deluxe Communications
 Tranche B Term Loan
 05-11-13                          4.90-5.15            274,654               243,755
Deluxe Communications
 Tranche C Term Loan
 05-11-13                               5.05             25,713                22,820
DirecTV Holdings
 Tranche B Term Loan
 04-13-13                               3.98            459,694               445,379
Emmis Operating
 Tranche B Term Loan
 11-02-13                          4.48-4.80            432,788               378,330
Gate House Media
 Term Loan
 08-28-14                               4.93            700,000               483,000
Gray Television
 Tranche B Term Loan
 01-19-15                               4.19            341,666               304,083
Intelsat
 Term Loan
 02-01-14                               5.20            500,000(c)            502,290
Intelsat
 Tranche B2A Term Loan
 01-13-14                               5.18            165,025               155,948
Intelsat
 Tranche B2B Term Loan
 01-13-14                               5.18            164,975               155,901
Intelsat
 Tranche B2C Term Loan
 01-13-14                               5.18            164,975               155,901
Lodgenet Entertainment
 Term Loan
 04-04-14                               4.81            294,600               271,277
MediaNews Group
 Tranche C Term Loan
 08-02-13                               4.73            222,464               178,766
Nielsen Finance VNU
 Term Loan
 08-09-13                               4.73            422,751               392,896
Penton Media
 1st Lien Term Loan
 02-01-13                          4.73-5.15            494,987               412,077
Penton Media
 2nd Lien Term Loan
 02-01-14                               7.90             75,000                54,000
Quebecor Media
 Tranche B Term Loan
 01-17-13                               4.71            246,843(c)            238,204
Spanish Broadcasting System
 1st Lien Term Loan
 06-11-12                               4.56            375,811               301,588
Tribune Company
 Tranche X Term Loan
 06-04-09                               5.48             46,667                44,625
Tribune
 Tranche B Term Loan
 05-19-14                               5.48             99,000                75,163
Univision
 Term Loan
 09-29-14                          4.73-5.15            800,000               656,000
Young Broadcasting
 Incremental Term Loan
 11-03-12                               5.25             17,929                16,091
Young Broadcasting
 Term Loan
 11-03-12                          5.00-5.25            106,705                95,768
Zuffa
 Term Loan
 06-19-15                               4.56             24,750                20,914
                                                                      ---------------
Total                                                                       7,151,218
-------------------------------------------------------------------------------------


METALS (0.5%)
Aleris Intl
 Term Loan
 12-19-13                          4.56-6.00            260,487               224,280
Algoma Steel
 Term Loan
 07-06-13                               4.99            329,469(c)            311,348
Edgen Murray
 1st Lien Term Loan
 05-11-14                          5.23-5.44             24,750                19,553
 05-11-14                          5.23-6.75             24,813                22,641
Edgen Murray
 2nd Lien Term Loan
 05-11-15                               8.94             25,000                21,750
Mueller Group
 Tranche B Term Loan
 05-23-14                          4.23-4.65             23,365                22,100
Noranda Aluminum
 Tranche B Term Loan
 05-18-14                               4.47             19,673                18,886
Novelis Canada
 Term Loan
 07-06-14                               4.81             93,006(c)             88,821
Novelis
 Term Loan
 07-06-14                               4.81            204,614(c)            195,406
                                                                      ---------------
Total                                                                         924,785
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.3%)
Dresser
 Tranche B 1st Lien Term Loan
 05-04-14                          4.98-5.22            460,595               442,005
Venoco
 Term Loan
 05-07-14                               6.69            100,000                96,083
                                                                      ---------------
Total                                                                         538,088
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.4%)
Ameritrade Holding
 Tranche B Term Loan
 12-31-12                               3.98            638,198               616,021
Asurion
 1st Lien Term Loan
 07-03-14                               5.78            100,000                92,656
                                                                      ---------------
Total                                                                         708,677
-------------------------------------------------------------------------------------


OTHER INDUSTRY (0.2%)
Baldor Electric
 Term Loan
 01-31-14                          4.25-4.69            289,900               279,573
Lender Processing Services
 Tranche B Term Loan
 TBD                                     TBD             75,000(e,n)           74,625
                                                                      ---------------
Total                                                                         354,198
-------------------------------------------------------------------------------------


PACKAGING (0.9%)
BWAY
 Tranche B Term Loan
 07-17-13                               4.50            176,898               168,053
Graham Packaging
 Term Loan
 10-07-11                          4.87-5.06            397,980               380,899
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                          5.46-5.88            373,125               359,786
Solo Cup
 Tranche B1 Term Loan
 02-28-11                          5.96-6.14            618,280               604,714
                                                                      ---------------
Total                                                                       1,513,452
-------------------------------------------------------------------------------------


PAPER (0.7%)
Appleton Papers
 Tranche B Term Loan
 06-05-14                          4.42-4.51             49,500                45,788
Georgia-Pacific
 Tranche B Term Loan
 12-20-12                          4.40-4.45            498,724               469,529
Newpage Corp
 Term Loan
 12-21-14                               6.56            124,375               123,349


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
PAPER (CONT.)
Smurfit-Stone Container Enterprises
 Credit Linked Deposit
 11-01-10                               2.10%          $291,100(o)           $280,367
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                          4.50-4.69            326,359               314,326
                                                                      ---------------
Total                                                                       1,233,359
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.4%)
Cardinal Health
 Term Loan
 04-10-14                               5.05            677,835               604,121
-------------------------------------------------------------------------------------


RAILROADS (0.1%)
RailAmerica
 Term Loan
 TBD                                     TBD            150,000(e,n)          149,250
-------------------------------------------------------------------------------------


REFINING (0.2%)
Western Refining LLC
 Tranche B Term Loan
 05-30-14                               4.65            460,804               428,114
-------------------------------------------------------------------------------------


REITS (0.2%)
Capital Automotive
 Tranche B Term Loan
 12-16-10                               4.21            367,989               355,110
-------------------------------------------------------------------------------------


RESTAURANTS (0.6%)
Arby's Restaurant Group
 Term Loan
 07-25-12                          4.73-5.15            498,569               472,708
Buffets
 Letter of Credit
 05-01-13                          2.60-9.63            467,094               270,134
Dennys
 Credit Linked Deposit
 03-31-12                               2.47            123,333               116,242
El Pollo Loco
 Tranche B Term Loan
 11-18-11                               5.30            180,945               159,232
                                                                      ---------------
Total                                                                       1,018,316
-------------------------------------------------------------------------------------


RETAILERS (2.5%)
Davids Bridal
 Term Loan
 01-31-14                               4.80            531,186               464,787
Gregg Appliances
 Term Loan
 07-31-13                               4.92             22,313                20,081
Jetro Holdings
 Term Loan
 07-02-14                               4.95            148,438               138,790
Lone Star
 Term Loan
 07-06-14                               5.16             24,750                22,151
Michaels Stores
 Term Loan
 10-31-13                          4.75-5.19            618,719               518,820
Neiman Marcus Group
 Term Loan
 04-06-13                               4.42            582,279               553,701
Pantry
 Delayed Draw Term Loan
 05-15-14                               4.24            169,243               152,637
Pantry
 Term Loan
 05-15-14                               4.24            587,895               530,212
Pep Boys-Manny Moe & Jack
 Term Loan
 01-27-11                               4.65            245,208               230,496
PETCO
 Term Loan
 10-26-13                          4.73-5.15            174,557               160,468
Rent-A-Center
 Term Loan
 06-30-12                          4.47-4.57            392,365               377,651
Rite Aid
 Tranche 2 Term Loan
 06-07-14                          4.20-4.24            100,000                91,125
Sally Holdings LLC
 Tranche B Term Loan
 11-16-13                          4.99-5.14            448,853               430,419
Sport Authority
 Term Loan
 05-03-13                               5.05            455,354               368,836
Yankee Candle
 Term Loan
 02-06-14                          4.49-4.81            257,081               233,815
                                                                      ---------------
Total                                                                       4,293,989
-------------------------------------------------------------------------------------


SUPERMARKETS (0.3%)
Supervalu
 Tranche B Term Loan
 06-02-12                               3.73            456,845               439,238
-------------------------------------------------------------------------------------


TECHNOLOGY (0.9%)
Bearingpoint
 Credit Linked Deposit
 05-31-12                               6.85             50,000                40,500
Bearingpoint
 Term Loan
 05-31-12                               6.31             49,375                39,994
CACI Intl
 Term Loan
 05-03-11                          3.95-4.32            316,808               308,888
Freescale Semiconductor
 Term Loan
 12-02-13                               4.21            296,241               267,950
Infor Global Solutions
 1st Lien Delayed Draw Term Loan
 07-28-12                               6.55             86,986                74,808
Infor Global Solutions
 1st Lien Term Loan
 07-28-12                               6.55            166,717               143,376
Metavante
 Tranche B Term Loan
 11-01-14                               4.62             74,813                71,259
Reynolds & Reynolds
 1st Lien Term Loan
 10-26-12                               4.80            437,758               415,323
Sabre
 Term Loan
 09-30-14                          4.48-4.90            300,000               245,376
Verint Systems
 Term Loan
 05-25-14                               5.87             23,462                20,998
                                                                      ---------------
Total                                                                       1,628,472
-------------------------------------------------------------------------------------


TEXTILE (0.3%)
Levi Strauss & Co
 Term Loan
 03-27-14                               4.70            100,000                88,000
St. John Knits
 Tranche B Term Loan
 03-18-12                               5.38            100,985                93,916
William Carter
 Tranche B Term Loan
 07-14-12                          3.98-4.40            277,050               263,197
                                                                      ---------------
Total                                                                         445,113
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.4%)
Hertz
 Letter of Credit
 12-21-12                               2.80            110,430               104,356
Hertz
 Tranche B Term Loan
 12-21-12                          4.23-4.24            631,951               596,745
                                                                      ---------------
Total                                                                         701,101
-------------------------------------------------------------------------------------


WIRELESS (1.1%)
Alltel Communications
 Tranche B2 Term Loan
 05-15-15                               5.56            199,497               196,980
Cellular South
 Delayed Draw Term Loan
 TBD                                     TBD             87,500(e,n,o)         83,781
Cellular South
 Tranche B Term Loan
 05-29-14                          3.98-5.50            260,531               249,459
Centennial Cellular Operating LLC
 Term Loan
 02-09-11                          4.48-4.80            362,697               353,242
Cricket Communications
 Tranche B Term Loan
 06-16-13                               6.30            654,863               644,948
Crown Castle Intl
 Term Loan
 03-06-14                               4.30             52,297                49,551
Hawaiian Telecom
 Tranche C Term Loan
 04-30-12                               5.31             28,180                23,187
Ntelos
 Tranche B Term Loan
 08-24-11                               5.27            141,419               137,796
PAETEC Communications
 Incremental Term Loan
 02-28-13                               4.98             99,750                95,635
                                                                      ---------------
Total                                                                       1,834,579
-------------------------------------------------------------------------------------


WIRELINES (0.6%)
Alaska Communications System
 Term Loan
 02-01-12                               4.55            398,120               378,811
Iowa Telecommunications
 Tranche B Term Loan
 11-30-11                          4.54-4.56            500,000               482,085


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
10 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Time Warner Telecom
 Tranche B Term Loan
 01-07-13                               4.49%          $225,266              $216,116
                                                                      ---------------
Total                                                                       1,077,012
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $54,351,280)                                                       $51,654,218
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.7%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(p,q,r)                         RATE              AMOUNT                VALUE(a)
Bay Area Toll Authority
 Revenue Bonds
 San Francisco Bay Area
 V.R.D.N. Series 2003C
 (Landesbank Baden-Wurttm) AMBAC
 04-01-37                               7.00%          $900,000              $900,000
City of Minneapolis
 Refunding Revenue Bonds
 Fairview Health Services
 V.R.D.N. Series 2005B
 (Royal Bank of Canada) AMBAC
 11-15-29                               9.00          2,000,000             2,000,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $2,900,000)                                                         $2,900,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              8,053,084(t)          $8,053,084
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,053,084)                                                         $8,053,084
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $188,320,380)(w)                                                  $180,920,472
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2008, the value of foreign securities represented 18.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $9,720,483 or 5.6% of net assets.

(e) At June 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,581,376.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o) At June 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Cellular South                                                                $85,856
Fontainebleau Las Vegas                                                        65,747
Golden Nugget                                                                  36,364
Greektown Holdings LLC                                                        498,597
Smurfit-Stone Container Enterprises                                           287,965
Telesat                                                                         2,728

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total                                                                        $977,257
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
11 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

(p) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(q) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(r)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(s) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Sept. 2008, 20-year                                          $4,400,000
U.S. Treasury Note, Sept. 2008, 2-year                                       24,200,000
U.S. Treasury Note, Sept. 2008, 5-year                                        2,500,000
SALE CONTRACTS
U.S. Treasury Note, Sept. 2008, 10-year                                       7,300,000


(t) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(u) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(v) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2008.

(w) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $188,320,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $2,558,000
Unrealized depreciation                                                      (9,958,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(7,400,000)
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
12 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Strategic Allocation Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 28, 2008